JAMES ALPHA EHS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 87.6%
	ALTERNATIVE - 2.3%
1,282	AlphaClone Alternative Alpha ETF	$102,878

	COMMODITY - 0.6%
340	Invesco DB Agriculture Fund	5,882
135	SPDR Gold Shares(a)	21,844
		27,726
	EQUITY - 76.6%
392	AdvisorShares Dorsey Wright ADR ETF	24,583
261	AdvisorShares STAR Global Buy-Write ETF	9,657
629	ALPS Medical Breakthroughs ETF	34,702
205	ARK Innovation ETF	26,724
681	Columbia India Consumer ETF	33,853
246	Consumer Discretionary Select Sector SPDR Fund	39,643
20	Energy Select Sector SPDR Fund	963
12	First Trust Dow Jones Internet Index Fund(a)	2,688
3,141	First Trust Financial AlphaDEX Fund	123,221
377	Global X MSCI China Consumer Discretionary ETF	14,058
324	Global X MSCI Nigeria ETF	3,815
9	Invesco DWA Consumer Cyclicals Momentum ETF	807
206	Invesco DWA Healthcare Momentum ETF(a)	33,570
1,712	Invesco S&P 500 Equal Weight ETF, N	229,750
62	Invesco S&P 500 Pure Value ETF	4,316
1,735	Invesco S&P SmallCap Energy ETF	11,017
79	Invesco S&P SmallCap Health Care ETF	14,581
162	Invesco S&P SmallCap Information Technology ETF	22,510
20	Invesco S&P SmallCap Utilities & Communication	1,225
40	Invesco Water Resources ETF	1,927
311	iShares China Large-Cap ETF	15,261
377	iShares Edge MSCI Europe Momentum Factor UCITS ETF(a)	3,718
593	iShares Edge MSCI Europe Momentum Factor UCITS ETF, EUR ACC Class(a)	5,860
419	iShares Expanded Tech-Software Sector ETF	148,577
3	iShares Global Timber & Forestry ETF	250
861	iShares Latin America 40 ETF	22,842
1,126	iShares Micro-Cap ETF	161,705

JAMES ALPHA EHS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 87.6% (Continued)
	EQUITY - 76.6% (Continued)
425	iShares MSCI Brazil ETF	$13,558
533	iShares MSCI China Small-Cap ETF	31,351
1,279	iShares MSCI EAFE ETF	94,659
994	iShares MSCI Frontier and Sele	28,687
22	iShares MSCI Germany Small-Cap ETF	1,727
2,192	iShares MSCI India Small-Cap ETF	103,506
319	iShares MSCI Indonesia ETF	7,289
411	iShares MSCI International Momentum Factor ETF	15,375
219	iShares MSCI Ireland ETF	11,186
396	iShares MSCI Japan ETF	27,015
163	iShares MSCI Japan Small-Cap ETF	12,893
125	iShares MSCI Philippines ETF	3,774
57	iShares MSCI Poland ETF	1,064
96	iShares MSCI South Africa ETF	4,440
87	iShares MSCI South Korea ETF	7,653
112	iShares MSCI Taiwan ETF	6,546
22	iShares MSCI Thailand ETF	1,714
339	iShares MSCI UAE ETF	4,343
791	iShares MSCI United Kingdom Small-Cap ETF	35,136
542	iShares Nasdaq Biotechnology ETF	85,056
921	iShares Russell 1000 ETF, N	199,166
597	iShares Russell 1000 Growth ETF	142,784
147	iShares Russell 1000 Value ETF	21,103
749	iShares Russell 2000 ETF	163,514
1,073	iShares Russell 2000 Growth ETF	332,383
236	iShares Russell 2000 Value ETF	35,778
1,713	iShares Russell Mid-Cap Growth ETF	178,169
261	iShares Russell Mid-Cap Value ETF	27,181
317	iShares S&P/TSX SmallCap Index ETF	4,642
49	iShares STOXX Europe 600 Utilities UCITS ETF DE	2,128
12	iShares U.S. Consumer Services ETF	867
141	iShares U.S. Financial Services ETF	23,097
54	iShares U.S. Healthcare Providers ETF	12,674
38	iShares U.S. Medical Devices ETF	12,517

JAMES ALPHA EHS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 87.6% (Continued)
	EQUITY - 76.6% (Continued)
195	iShares US Pharmaceuticals ETF	$34,917
526	KraneShares CSI China Internet ETF	47,230
27	Materials Select Sector SPDR Fund	1,986
67	SPDR EURO STOXX 50 ETF	2,846
1,189	SPDR S&P Emerging Asia Pacific ETF	161,338
38	SPDR S&P Oil & Gas Exploration & Production ETF	3,059
143	SPDR S&P Regional Banking ETF	9,189
1,870	VanEck Vectors Africa Index ETF	39,251
970	VanEck Vectors Brazil Small-Cap ETF	18,233
1,353	VanEck Vectors ChinaAMC SME-Ch	66,635
214	VanEck Vectors Egypt Index ETF	5,667
84	VanEck Vectors Israel ETF	3,816
178	VanEck Vectors Low Carbon Energy ETF	29,019
1	VanEck Vectors Rare Earth/Strategic Metals ETF	83
955	VanEck Vectors Russia ETF	23,369
423	VanEck Vectors Russia Small-Cap ETF	15,721
44	VanEck Vectors Semiconductor ETF	10,602
2	VanEck Vectors Unconventional Oil & Gas ETF	209
61	Vanguard FTSE Canadian High Dividend Yield Index	1,686
1,987	Vanguard FTSE Emerging Markets ETF	104,298
1,089	Vanguard Total World Stock ETF	103,281
172	WisdomTree Emerging Markets SmallCap Dividend Fund	8,535
143	WisdomTree Europe SmallCap Dividend Fund	9,680
899	WisdomTree Japan Hedged SmallCap Equity Fund	37,497
814	Xtrackers Harvest CSI 300 China A-Shares ETF	33,618
401	Xtrackers Harvest CSI 500 China A-Shares ETF	14,315
186	Xtrackers MSCI All China Equity ETF	8,874
		3,439,752
	FIXED INCOME - 7.7%
106	Invesco Financial Preferred ETF	1,950
6,352	iShares Preferred & Income Securities ETF	237,374
1,208	SPDR Bloomberg Barclays Convertible Securities ETF	105,072
		344,396

JAMES ALPHA EHS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 87.6% (Continued)
	SPECIALTY - 0.4%
466	ProShares Short VIX Short-Term Futures ETF(a)	$18,822

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,500,286)	3,933,574

	EXCHANGE-TRADED NOTES — 0.2%
	SPECIALTY - 0.2%
444	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	7,117

	TOTAL EXCHANGE-TRADED NOTES (Cost $10,245)	7,117

	OPEN END FUNDS — 5.9%
	FIXED INCOME - 5.9%
2,323	American Beacon Sound Point Floating Rate Income, Class Y	21,466
22,039	James Alpha Structured Credit Value Portfolio, Class S(b)	245,511
	TOTAL OPEN END FUNDS (Cost $254,785)	266,977

	SHORT-TERM INVESTMENTS — 6.3%
	MONEY MARKET FUNDS - 6.3%
281,410	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $281,410)(c)	281,410

	TOTAL INVESTMENTS - 100.0% (Cost $4,046,726)	$4,489,078
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(2,184)
	NET ASSETS - 100.0%	$4,486,894

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Affiliated investment.

(c)	Rate disclosed is the seven day effective yield as of February 28, 2021.

JAMES ALPHA EHS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

TOTAL RETURN SWAP - (0.0)%

Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy aims to capture intraday trend risk premium on the S&P 500. There is empirical evidence that the returns in the earlier part of the day tend to continue in the same direction in the subsequent part of the day, across several markets, including equities. The strategy attempts to monetize this historical tendency for intraday trends from the previous close to extend unto the following close: 1) Every day after the open, the strategy buys futures if markets are rising since the previous close; conversely, it sells futures if markets are falling since previous close. 2) The strategy monitors market moves every 30-minutes to reactively modify its positioning if a new trend appears. 3) All positions are exited at the close. The number of shares is 506 and requires the fund to pay interest at the rate of 0.00% on the Notional Value outstanding. (Notional Value $58,670)	$10
$10

TOTAL RETURN SWAP - (0.0)%
Goldman Sachs Long Gamma US Series 10 Excess Return Strategy attempts to provide protection in tail scenarios through a levered position in delta-hedged put options. The strategy buys 12m 10-delta S&P Put options and delta-hedges them to attempt to neutralize the inherent short market exposure in typical markets. The strategy takes a long position in volatility and is best-positioned for left-tail events with very high realized volatility. The number of shares is 839 and requires the fund to pay interest at the rate of 0.00% on the Notional Value outstanding. (Notional Value $120,941)	$(1,419)
$(1,419)

JAMES ALPHA EHS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy Top 50 Holdings

No Open Positions

JAMES ALPHA EHS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Goldman Sachs Long Gamma US Series 10 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at February 28, 2021	Expiration	Exercise Price	Market Value
3	S&P 500 Index	Goldman Sachs	11,884	6/18/2021	$3,830.00	$95
4	S&P 500 Index	Goldman Sachs	13,779	9/17/2021	$3,825.00	126
6	S&P 500 Index	Goldman Sachs	23,309	12/17/2021	$3,825.00	277
3	S&P 500 Index	Goldman Sachs	10,225	3/18/2022	$3,825.00	146
						644

PURCHASED PUT OPTIONS

Number of Contracts	Open Written Put Options	Counterparty	Notional Value at February 28, 2021	Expiration	Exercise Price	Market Value
2	S&P 500 Index	Goldman Sachs	7,552	3/19/2021	$1,575	$—
2	S&P 500 Index	Goldman Sachs	7,861	3/19/2021	$1,800	1
3	S&P 500 Index	Goldman Sachs	9,804	3/19/2021	$2,100	1
2	S&P 500 Index	Goldman Sachs	7,903	3/19/2021	$2,150	1
2	S&P 500 Index	Goldman Sachs	9,253	6/18/2021	$1,575	8
2	S&P 500 Index	Goldman Sachs	8,153	6/18/2021	$1,675	12
3	S&P 500 Index	Goldman Sachs	9,934	6/18/2021	$1,750	12
3	S&P 500 Index	Goldman Sachs	12,933	6/18/2021	$1,775	16
3	S&P 500 Index	Goldman Sachs	9,531	6/18/2021	$1,825	13
2	S&P 500 Index	Goldman Sachs	8,769	6/18/2021	$1,900	14
2	S&P 500 Index	Goldman Sachs	8,057	6/18/2021	$1,950	14
2	S&P 500 Index	Goldman Sachs	8,061	6/18/2021	$1,975	14
3	S&P 500 Index	Goldman Sachs	10,905	6/18/2021	$2,000	20
3	S&P 500 Index	Goldman Sachs	11,063	6/18/2021	$2,025	21
2	S&P 500 Index	Goldman Sachs	9,355	6/18/2021	$2,050	19
2	S&P 500 Index	Goldman Sachs	8,304	6/18/2021	$2,075	19
2	S&P 500 Index	Goldman Sachs	8,596	6/18/2021	$2,125	21
2	S&P 500 Index	Goldman Sachs	9,176	6/18/2021	$2,150	24
2	S&P 500 Index	Goldman Sachs	7,467	6/18/2021	$2,175	20
3	S&P 500 Index	Goldman Sachs	9,901	6/18/2021	$2,250	28
2	S&P 500 Index	Goldman Sachs	8,322	6/18/2021	$2,400	31
2	S&P 500 Index	Goldman Sachs	7,855	6/18/2021	$2,425	31
2	S&P 500 Index	Goldman Sachs	8,588	9/17/2021	$1,800	30
5	S&P 500 Index	Goldman Sachs	19,106	9/17/2021	$1,850	69
3	S&P 500 Index	Goldman Sachs	12,760	9/17/2021	$1,900	50
2	S&P 500 Index	Goldman Sachs	8,244	9/17/2021	$1,950	35
3	S&P 500 Index	Goldman Sachs	11,051	9/17/2021	$2,225	69
3	S&P 500 Index	Goldman Sachs	12,953	9/17/2021	$2,250	86
2	S&P 500 Index	Goldman Sachs	8,610	9/17/2021	$2,275	59
2	S&P 500 Index	Goldman Sachs	8,480	9/17/2021	$2,325	63
2	S&P 500 Index	Goldman Sachs	7,650	9/17/2021	$2,400	65
3	S&P 500 Index	Goldman Sachs	10,746	9/17/2021	$2,500	107
4	S&P 500 Index	Goldman Sachs	13,577	12/17/2021	$2,125	109
3	S&P 500 Index	Goldman Sachs	10,949	12/17/2021	$2,150	91
3	S&P 500 Index	Goldman Sachs	10,319	12/17/2021	$2,175	88
2	S&P 500 Index	Goldman Sachs	8,095	12/17/2021	$2,200	73
3	S&P 500 Index	Goldman Sachs	9,821	12/17/2021	$2,250	97
3	S&P 500 Index	Goldman Sachs	9,595	12/17/2021	$2,450	130
2	S&P 500 Index	Goldman Sachs	9,159	12/17/2021	$2,500	130
3	S&P 500 Index	Goldman Sachs	13,009	12/17/2021	$2,525	198
2	S&P 500 Index	Goldman Sachs	9,228	12/17/2021	$2,550	146
2	S&P 500 Index	Goldman Sachs	8,598	12/17/2021	$2,575	141
3	S&P 500 Index	Goldman Sachs	11,866	12/17/2021	$2,800	272
2	S&P 500 Index	Goldman Sachs	8,271	3/18/2022	$2,050	80
2	S&P 500 Index	Goldman Sachs	7,893	3/18/2022	$2,100	83
3	S&P 500 Index	Goldman Sachs	9,636	3/18/2022	$2,150	109
						2,720

JAMES ALPHA EHS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty*	Currency	Value	(Depreciation)
To Buy:
Euro	3/24/2021	BNY	1,183	$1,437	$3
Japanese Yen	3/24/2021	BNY	926,647	8,700	(82)
Mexican Peso	3/24/2021	BNY	100,143	4,776	(114)
				$14,913	$(193)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Appreciation
To Sell:
Australian Dollar	3/24/2021	BNY	(4,244)	$(3,286)	$54
British Pound	3/24/2021	BNY	(27,652)	(38,667)	100
Canadian Dollar	3/24/2021	BNY	(12,767)	(10,085)	24
				$(52,038)	$178

Total Unrealized Depreciation On Forward Currency Contracts					$(15)

*	BNY - Bank of New York

JAMES ALPHA EVENT DRIVEN PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 49.7%
	ALTERNATIVE - 6.4%
390	AlphaClone Alternative Alpha ETF	$31,297
7,145	IQ Merger Arbitrage ETF	233,499
271	ProShares Merger ETF	10,744
		275,540
	COMMODITY - 2.0%
2,849	iShares GSCI Commodity Dynamic	86,325

	EQUITY - 12.3%
621	First Trust Financial AlphaDEX Fund	24,362
166	Global X MSCI Argentina ETF	4,859
14	Global X MSCI China Consumer Discretionary ETF	522
2,519	Invesco DWA Energy Momentum ETF	62,244
13	Invesco KBW Property & Casualty ETF	915
63	Invesco S&P SmallCap 600 Pure Growth ETF	9,890
14,223	Invesco S&P SmallCap Energy ETF	90,316
174	iShares China Large-Cap ETF	8,538
575	iShares Dow Jones Asia Pacific Select Dividend 50	17,054
6	iShares Edge MSCI Europe Momentum Factor UCITS ETF(a)	59
90	iShares Micro-Cap ETF	12,925
37	iShares MSCI Ireland ETF	1,890
46	iShares MSCI United Kingdom ETF	1,397
2,100	iShares MSCI United Kingdom Small-Cap ETF	93,283
272	iShares Russell 2000 Value ETF	41,235
209	iShares Russell Mid-Cap Value ETF	21,765
121	iShares STOXX Europe 600 Insurance UCITS ETF DE	4,263
52	KraneShares CSI China Internet ETF	4,669
11	ProShares UltraPro S&P 500	877
20	SPDR S&P Insurance ETF	700
240	SPDR S&P Regional Banking ETF	15,422
148	SPDR S&P Retail ETF	11,730
432	VanEck Vectors Russia ETF	10,571
1,340	VanEck Vectors Russia Small-Cap ETF	49,801
666	WisdomTree Japan Hedged SmallCap Equity Fund	27,779
318	Xtrackers Harvest CSI 500 China A-Shares ETF	11,352
		528,418

JAMES ALPHA EVENT DRIVEN PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 49.7% (Continued)
	FIXED INCOME - 29.0%
10,093	High Yield ETF	$324,692
12,013	Invesco Global Short Term High Yield Bond ETF	266,088
521	Invesco Senior Loan ETF	11,566
1,880	iShares Barclays USD Asia High Yield Bond Index	19,571
414	iShares JP Morgan USD Emerging Markets Bond ETF	45,552
125	iShares MBS ETF	13,644
254	SPDR Blackstone / GSO Senior Loan ETF	11,684
1,053	SPDR Bloomberg Barclays Convertible Securities ETF	91,590
4,219	SPDR Bloomberg Barclays Euro High Yield Bond UCITS	290,987
1,612	SPDR Doubleline Total Return Tactical ETF	78,585
2,734	VanEck Vectors Emerging Markets High Yield Bond	65,397
885	VanEck Vectors Fallen Angel High Yield Bond ETF	28,382
114	VanEck Vectors J.P. Morgan EM Local Currency Bond	3,616
		1,251,354

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,136,516)	2,141,637

	OPEN END FUNDS — 35.5%
	ALTERNATIVE - 26.6%
49,250	Kellner Merger Fund, Institutional Class	522,053
35,517	Merger Fund (The), Class V	626,873
		1,148,926
	FIXED INCOME - 8.9%
1,513	American Beacon Sound Point Floating Rate Income, Class Y	13,976
33,090	James Alpha Structured Credit Value Portfolio, Class S(b)	368,619
		382,595

	TOTAL OPEN END FUNDS (Cost $1,512,015)	1,531,521

	TOTAL INVESTMENTS - 85.2% (Cost $3,648,531)	$3,673,158
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.8%	639,291
	NET ASSETS - 100.0%	$4,312,449

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security

(b)	Affiliated Investment

JAMES ALPHA EVENT DRIVEN PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

OPEN RETURN SWAPS - (0.6)%

Notional Amount	Reference Entity	Shares	Counterparty	Maturity Date	Pay/Receive Fixed Rate	Variable Rate #	Unrealized Appreciation/ (Depreciation)
65,079	MSCI AC World Daily Total Return	47	Goldman Sachs	4/22/2021	Pay	0.1195	$—
225,302	MSCI AC World Daily Total Return	164	Goldman Sachs	4/22/2021	Pay	0.1195	—
74,421	Russell 2000 Total Return Index	7	Goldman Sachs	4/21/2021	Pay	0.1195	—
127,580	Russell 2000 Total Return Index	12	Goldman Sachs	4/21/2021	Pay	0.1195	—
265,791	Russell 2000 Total Return Index	25	Goldman Sachs	4/21/2021	Pay	0.1195	—
203,398	Russell 2000 Total Return Index	18	Goldman Sachs	4/21/2021	Pay	0.0000	—
30,724	S&P 500 Total Return Index	4	Goldman Sachs	12/21/2021	Pay	0.2384	—
							$—

Notional Amount	Reference Entity	Shares	Counterparty	Maturity Date	Pay/Receive Fixed Rate	Variable Rate #	Unrealized Depreciation
2,333,581	Goldman Sachs HY Synthetic Corporate 5Y Total Return	13,664	Goldman Sachs	2/4/2022	Pay	0.2050	(27,752)
							$(27,752)

#     Variable rate is Libor plus 0.00% - 0.40%

TOTAL RETURN SWAP - 0.0%

Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy aims to capture intraday trend risk premium on the S&P 500. There is empirical evidence that the returns in the earlier part of the day tend to continue in the same direction in the subsequent part of the day, across several markets, including equities. The strategy attempts to monetize this historical tendency for intraday trends from the previous close to extend unto the following close: 1) Every day after the open, the strategy buys futures if markets are rising since the previous close; conversely, it sells futures if markets are falling since previous close. 2) The strategy monitors market moves every 30-minutes to reactively modify its positioning if a new trend appears. 3) All positions are exited at the close. The number of shares is 574 and requires the fund to pay interest at the rate of 0.00% on the Notional Value outstanding. (Notional Value $66,586)	$1
$1

TOTAL RETURN SWAP - (0.0)%
Goldman Sachs Long Gamma US Series 10 Excess Return Strategy attempts to provide protection in tail scenarios through a levered position in delta-hedged put options. The strategy buys 12m 10-delta S&P Put options and delta-hedges them to attempt to neutralize the inherent short market exposure in typical markets. The strategy takes a long position in volatility and is best-positioned for left-tail events with very high realized volatility. The number of shares is 938 and requires the fund to pay interest at the rate of 0.00% on the Notional Value outstanding. (Notional Value $135,153)	$(1,606)
$(1,606)

TOTAL RETURN SWAP - (0.0)%
The MSCI Pacific Index captures large and mid cap representation across 5 Developed Markets (DM) countries in the Pacific region. With 430 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The number of shares is 24 and requires the fund to pay interest at the rate of 0.40% on the Notional Value outstanding. (Notional Value $182,486)	$—
$—

JAMES ALPHA EVENT DRIVEN PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy Top 50 Holdings

No Open Positions

JAMES ALPHA EVENT DRIVEN PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Goldman Sachs Long Gamma US Series 10 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at February 28, 2021	Expiration	Exercise Price	Market Value
3	S&P 500 Index	Goldman Sachs	13,281	6/18/2021	$3,830.00	$106
4	S&P 500 Index	Goldman Sachs	15,399	9/17/2021	$3,825.00	141
7	S&P 500 Index	Goldman Sachs	26,048	12/17/2021	$3,825.00	309
3	S&P 500 Index	Goldman Sachs	11,427	3/18/2022	$3,825.00	164
						720

PURCHASED PUT OPTIONS

Number of Contracts	Open Written Put Options	Counterparty	Notional Value at February 28, 2021	Expiration	Exercise Price	Market Value
2	S&P 500 Index	Goldman Sachs	8,440	3/19/2021	$1,575	$—
2	S&P 500 Index	Goldman Sachs	8,784	3/19/2021	$1,800	1
3	S&P 500 Index	Goldman Sachs	10,956	3/19/2021	$2,100	1
2	S&P 500 Index	Goldman Sachs	8,832	3/19/2021	$2,150	1
3	S&P 500 Index	Goldman Sachs	10,340	6/18/2021	$1,575	9
2	S&P 500 Index	Goldman Sachs	9,111	6/18/2021	$1,675	13
3	S&P 500 Index	Goldman Sachs	11,102	6/18/2021	$1,750	13
4	S&P 500 Index	Goldman Sachs	14,453	6/18/2021	$1,775	18
3	S&P 500 Index	Goldman Sachs	10,651	6/18/2021	$1,825	15
3	S&P 500 Index	Goldman Sachs	9,799	6/18/2021	$1,900	15
2	S&P 500 Index	Goldman Sachs	9,004	6/18/2021	$1,950	15
2	S&P 500 Index	Goldman Sachs	9,009	6/18/2021	$1,975	16
3	S&P 500 Index	Goldman Sachs	12,187	6/18/2021	$2,000	23
3	S&P 500 Index	Goldman Sachs	12,363	6/18/2021	$2,025	24
3	S&P 500 Index	Goldman Sachs	10,454	6/18/2021	$2,050	21
2	S&P 500 Index	Goldman Sachs	9,279	6/18/2021	$2,075	21
3	S&P 500 Index	Goldman Sachs	9,607	6/18/2021	$2,125	24
3	S&P 500 Index	Goldman Sachs	10,254	6/18/2021	$2,150	26
2	S&P 500 Index	Goldman Sachs	8,344	6/18/2021	$2,175	22
3	S&P 500 Index	Goldman Sachs	11,064	6/18/2021	$2,250	31
2	S&P 500 Index	Goldman Sachs	9,300	6/18/2021	$2,400	35
2	S&P 500 Index	Goldman Sachs	8,779	6/18/2021	$2,425	34
3	S&P 500 Index	Goldman Sachs	9,598	9/17/2021	$1,800	34
6	S&P 500 Index	Goldman Sachs	21,351	9/17/2021	$1,850	77
4	S&P 500 Index	Goldman Sachs	14,259	9/17/2021	$1,900	55
2	S&P 500 Index	Goldman Sachs	9,212	9/17/2021	$1,950	39
3	S&P 500 Index	Goldman Sachs	12,350	9/17/2021	$2,225	77
4	S&P 500 Index	Goldman Sachs	14,475	9/17/2021	$2,250	96
3	S&P 500 Index	Goldman Sachs	9,622	9/17/2021	$2,275	66
2	S&P 500 Index	Goldman Sachs	9,476	9/17/2021	$2,325	70
2	S&P 500 Index	Goldman Sachs	8,549	9/17/2021	$2,400	73
3	S&P 500 Index	Goldman Sachs	12,009	9/17/2021	$2,500	120
4	S&P 500 Index	Goldman Sachs	15,172	12/17/2021	$2,125	121
3	S&P 500 Index	Goldman Sachs	12,235	12/17/2021	$2,150	102
3	S&P 500 Index	Goldman Sachs	11,532	12/17/2021	$2,175	98
2	S&P 500 Index	Goldman Sachs	9,046	12/17/2021	$2,200	82
3	S&P 500 Index	Goldman Sachs	10,975	12/17/2021	$2,250	108
3	S&P 500 Index	Goldman Sachs	10,723	12/17/2021	$2,450	146
3	S&P 500 Index	Goldman Sachs	10,235	12/17/2021	$2,500	145
4	S&P 500 Index	Goldman Sachs	14,538	12/17/2021	$2,525	221
3	S&P 500 Index	Goldman Sachs	10,312	12/17/2021	$2,550	163
3	S&P 500 Index	Goldman Sachs	9,609	12/17/2021	$2,575	157
3	S&P 500 Index	Goldman Sachs	13,261	12/17/2021	$2,800	304
2	S&P 500 Index	Goldman Sachs	9,243	3/18/2022	$2,050	90
2	S&P 500 Index	Goldman Sachs	8,820	3/18/2022	$2,100	93
3	S&P 500 Index	Goldman Sachs	10,769	3/18/2022	$2,150	122
						3,037

JAMES ALPHA EVENT DRIVEN PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

MSCI Pacific Total Return Top 50 Holdings

COMMON STOCK

Shares	Description	Notional (a)
372	Aia Group Ltd.	$4,649
57	Astellas Pharma, Inc.	899
88	Aust And Nz Banking Group	1,766
91	Bhp Group Ltd.	3,444
21	Chugai Pharmaceutical Co. Ltd.	923
55	Commonwealth Bank Of Austral	3,436
14	Csl Ltd.	2,839
52	Daiichi Sankyo Co. Ltd.	1,478
8	Daikin Industries Ltd.	1,489
55	Dbs Group Holdings Ltd.	1,105
6	Fanuc Corp.	1,458
2	Fast Retailing Co. Ltd.	1,767
52	Fortescue Metals Group Ltd.	972
30	Hitachi Ltd.	1,362
50	Honda Motor Co. Ltd.	1,369
37	Hong Kong Exchanges & Clear	2,258
12	Hoya Corp.	1,312
41	Itochu Corp.	1,231
15	Kao Corp.	994
50	Kddi Corp.	1,531
6	Keyence Corp.	2,661
14	M3, Inc.	1,072
11	Macquarie Group Ltd.	1,164
41	Mitsubishi Corp.	1,158
376	Mitsubishi Ufj Financial Group	1,968
50	Mitsui & Co Ltd.	1,065
74	Mizuho Financial Group Inc.	1,085
18	Murata Manufacturing Co. Ltd.	1,505
102	National Australia Bank Ltd.	1,929
14	Nidec Corp.	1,744
3	Nintendo Co Ltd.	2,091
40	Nippon Telegraph & Telephone	1,024
6	Oriental Land Co. Ltd.	1,030
42	Recruit Holdings Co. Ltd.	2,067
11	Rio Tinto Ltd.	1,124
23	Seven & I Holdings Co. Ltd.	878
11	Shin-Etsu Chemical Co. Ltd.	1,773
12	Shiseido Co. Ltd.	913
2	Smc Corp.	1,039
88	Softbank Corp.	1,194
48	Softbank Group Corp.	4,474
39	Sony Corp.	4,046
40	Sumitomo Mitsui Financial Group	1,409
48	Takeda Pharmaceutical Co. Ltd.	1,629
19	Tokio Marine Holdings Inc.	958
5	Tokyo Electron Ltd.	1,876
65	Toyota Motor Corp.	4,818
35	Wesfarmers Ltd.	1,328
112	Westpac Banking Corp.	2,047
39	Woolworths Group Ltd.	1,184
		88,535

(a)	Notional value represents the market value of the positions.

JAMES ALPHA EVENT DRIVEN PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Depreciation
To Buy:
Japanese Yen	3/24/2021	BNY	4,186,128	$39,302	$(368)

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty*	Currency	Value	(Depreciation)
To Sell:
Australian Dollar	3/24/2021	BNY	(29,392)	$(22,758)	$369
British Pound	3/24/2021	BNY	(64,748)	(90,539)	235
Canadian Dollar	3/24/2021	BNY	(285,139)	(225,243)	536
Euro	3/24/2021	BNY	(452,186)	(549,198)	(996)
				$(887,738)	$144

Total Unrealized Depreciation On Forward Currency Contracts					$(224)

*	BNY - Bank of New York

JAMES ALPHA FAMILY OFFICE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 91.6%
	COMMODITY - 0.0%
94	Invesco DB Commodity Index Tracking Fund	$1,573
33	iShares S&P GSCI Commodity Indexed Trust(a)	470
		2,043
	EQUITY - 70.1%
1,327	FlexShares Quality Dividend Index Fund	66,722
763	Invesco BuyBack Achievers ETF	60,048
1,971	Invesco DWA Momentum ETF	171,398
12,926	Invesco Global Listed Private Equity ETF	182,903
9	Invesco S&P 500 Equal Weight ETF, N	1,208
1,911	Invesco S&P 500 Revenue ETF	124,253
2,230	Invesco S&P MidCap 400 Equal Weight ETF	188,435
1,396	Invesco S&P Spin-Off ETF	84,584
2,401	iShares Micro-Cap ETF	344,809
1,234	iShares MSCI Emerging Markets ETF	66,303
115	iShares MSCI Emerging Markets Min Vol Factor ETF	7,163
960	iShares MSCI Global Min Vol Factor ETF	90,355
2,664	iShares MSCI USA Min Vol Factor ETF	175,238
46	iShares MSCI USA Momentum Factor ETF	7,493
1,998	iShares MSCI USA Quality Factor ETF	232,827
517	SPDR S&P 500 ETF Trust	196,646
103	SPDR S&P 600 Small CapETF	9,382
5,134	SPDR S&P International Small Cap ETF	186,159
738	VanEck Vectors Natural Resource ETF	31,867
1,806	Vanguard FTSE All World ex-US Small-Cap ETF	227,375
74	Vanguard FTSE All-World ex-US ETF	4,425
1,768	Vanguard FTSE Emerging Markets ETF	92,802
3,586	Vanguard Global ex-U.S. Real Estate ETF	195,975
2,287	Vanguard Real Estate ETF	200,959
256	Vanguard Russell 2000 ETF	45,071
72	Vanguard Total International Stock ETF	4,442
162	Vanguard Total Stock Market ETF	32,413
1,010	Vanguard Total World Stock ETF	95,788
94	WisdomTree International SmallCap Dividend Fund	6,566
		3,133,609

JAMES ALPHA FAMILY OFFICE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 91.6% (Continued)
	FIXED INCOME - 21.5%
2,282	High Yield ETF	$73,412
6,494	Invesco Global Short Term High Yield Bond ETF	143,842
374	iShares 7-10 Year Treasury Bond ETF	43,294
341	iShares Core U.S. Aggregate Bond ETF	39,331
856	iShares iBoxx High Yield Corporate Bond ETF	73,993
208	iShares JP Morgan USD Emerging Markets Bond ETF	22,886
290	iShares Short Treasury Bond ETF	32,051
1,873	PIMCO Active Bond ETF	208,109
461	PIMCO Enhanced Short Maturity Active ETF	47,036
323	SPDR Blackstone / GSO Senior Loan ETF	14,858
124	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	11,347
691	SPDR Bloomberg Barclays High Yield Bond ETF	74,739
1,690	SPDR Doubleline Total Return Tactical ETF	82,388
692	Vanguard Total Bond Market ETF	59,470
632	Vanguard Total International Bond ETF, ETF SHARES	36,131
		962,887

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,616,455)	4,098,539

	EXCHANGE-TRADED NOTES — 2.0%
	COMMODITY - 2.0%
3,547	ELEMENTS Linked to the Rogers International(a)	19,934
2,885	iPath Bloomberg Commodity Index Total Return ETN(a)	69,990
	TOTAL EXCHANGE-TRADED NOTES (Cost $79,245)	89,924

	OPEN END FUNDS — 6.2%
	EQUITY - 6.2%
16,651	AXS Thomson Reuters Private Equity Return Tracker, Class I	275,573

	TOTAL OPEN END FUNDS (Cost $244,354)	275,573

JAMES ALPHA FAMILY OFFICE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
15,660	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $15,660)(b)	$15,660

	TOTAL INVESTMENTS - 100.2% (Cost $3,955,714)	$4,479,696
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(6,951)
	NET ASSETS - 100.0%	$4,472,745

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2021.

JAMES ALPHA RELATIVE VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 47.9%
	EQUITY - 9.2%
2,581	AdvisorShares STAR Global Buy-Write ETF	$95,493
10,733	Alerian Energy Infrastructure ETF	173,661
4,032	Alerian MLP ETF	114,710
1,181	Energy Select Sector SPDR Fund	56,865
289	First Trust BICK Index Fund	11,274
125	First Trust Emerging Markets AlphaDEX Fund	3,248
671	Global X MSCI China Financials ETF	10,850
650	Global X SuperDividend REIT ETF	6,026
93	Invesco KBW Property & Casualty ETF	6,543
4,874	Invesco S&P 500 BuyWrite ETF	101,136
48	iShares Latin America 40 ETF	1,273
145	iShares Micro-Cap ETF	20,823
40	iShares STOXX Europe 600 Insurance UCITS ETF DE(a)	1,409
251	SPDR S&P Insurance ETF	8,782
54	VanEck Vectors Brazil Small-Cap ETF	1,015
231	VanEck Vectors Mortgage REIT Income ETF	4,149
247	Vanguard Real Estate ETF	21,704
244	Xtrackers Harvest CSI 500 China A-Shares ETF	8,710
		647,671
	FIXED INCOME - 38.7%
9,723	High Yield ETF	312,789
19,479	Highland/iBoxx Senior Loan ETF	314,586
9,108	Invesco Global Short Term High Yield Bond ETF	201,742
6,939	Invesco Senior Loan ETF	154,046
686	Invesco Variable Rate Preferred ETF	17,493
141	iShares 7-10 Year Treasury Bond ETF	16,322
10,531	iShares Barclays USD Asia High Yield Bond Index	109,628
16	iShares JP Morgan USD Emerging Markets Bond ETF	1,760
1,579	iShares National Muni Bond ETF	182,517
53	iShares Preferred & Income Securities ETF	1,981
10	Kraneshares CCBS China Corporate High Yield Bond	394
1,112	PIMCO Enhanced Short Maturity Active ETF	113,457
2,103	SPDR Blackstone / GSO Senior Loan ETF	96,738
5,280	SPDR Bloomberg Barclays Convertible Securities ETF	459,253

JAMES ALPHA RELATIVE VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 47.9% (Continued)
	FIXED INCOME - 38.7% (Continued)
1,306	SPDR Bloomberg Barclays Euro High Yield Bond UCITS	$90,076
4,700	SPDR Doubleline Total Return Tactical ETF	229,125
1,058	SPDR Nuveen Bloomberg Barclays High Yield	62,200
6,689	VanEck Vectors Emerging Markets High Yield Bond	160,001
2,716	VanEck Vectors Fallen Angel High Yield Bond ETF	87,102
112	VanEck Vectors International High Yield Bond ETF	2,892
2,127	Vanguard Mortgage-Backed Securities ETF	114,284
		2,728,386
	SPECIALTY - 0.0%
6	Invesco DB G10 Currency Harvest Fund(a)	148

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,346,670)	3,376,205

	OPEN END FUNDS — 40.3%
	ALTERNATIVE - 3.9%
25,971	Kellner Merger Fund, Institutional Class	275,293

	FIXED INCOME - 36.4%
34,838	American Beacon Sound Point Floating Rate Income, Class Y	321,902
201,835	James Alpha Structured Credit Value Portfolio, Class S(b)	2,248,441
		2,570,343

	TOTAL OPEN END FUNDS (Cost $2,684,262)	2,845,636

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
23,353	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $23,353)(c)	23,353

	TOTAL INVESTMENTS - 88.5% (Cost $6,054,285)	$6,245,194
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.5%	812,757
	NET ASSETS - 100.0%	$7,057,951

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Affiliated investment.

(c)	Rate disclosed is the seven day effective yield as of February 28, 2021.

JAMES ALPHA RELATIVE VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

OPEN RETURN SWAPS - (0.5)%

Notional Amount	Reference Entity	Shares	Counterparty	Maturity Date	Pay/Receive Fixed Rate	Variable Rate #	Unrealized Appreciation/ (Depreciation)
18,048	MSCI AC World Daily Total Return	13	Goldman Sachs	5/21/2021	Pay	0.2276	$—
35,719	MSCI AC World Daily Total Return	26	Goldman Sachs	5/21/2021	Pay	0.2276	—
(176,663)	S&P 500 Total Return Index	(23)	Goldman Sachs	11/22/2021	Pay	Various	—
							$—

Notional Amount	Reference Entity	Shares	Counterparty	Maturity Date	Pay/Receive Fixed Rate	Variable Rate #	Unrealized Depreciation
2,333,581	Goldman Sachs HY Synthetic Corporate 5Y Total Return	17,530	Goldman Sachs	2/4/2022	Pay	0.2050	(35,604)
							$(35,604)

#	Variable rate is Libor plus (0.20)% - 0.45%

TOTAL RETURN SWAP - 0.0%

Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy aims to capture intraday trend risk premium on the S&P 500. There is empirical evidence that the returns in the earlier part of the day tend to continue in the same direction in the subsequent part of the day, across several markets, including equities. The strategy attempts to monetize this historical tendency for intraday trends from the previous close to extend unto the following close: 1) Every day after the open, the strategy buys futures if markets are rising since the previous close; conversely, it sells futures if markets are falling since previous close. 2) The strategy monitors market moves every 30-minutes to reactively modify its positioning if a new trend appears. 3) All positions are exited at the close. The number of shares is 851 and requires the fund to pay interest at the rate of 0.00% on the Notional Value outstanding. (Notional Value $98,610)	$16
$16
TOTAL RETURN SWAP - (0.0)%
Goldman Sachs Long Gamma US Series 10 Excess Return Strategy attempts to provide protection in tail scenarios through a levered position in delta-hedged put options. The strategy buys 12m 10-delta S&P Put options and delta-hedges them to attempt to neutralize the inherent short market exposure in typical markets. The strategy takes a long position in volatility and is best-positioned for left-tail events with very high realized volatility. The number of shares is 1,374 and requires the fund to pay interest at the rate of 0.00% on the Notional Value outstanding. (Notional Value $198,460)	$(2,709)
$(2,709)

JAMES ALPHA RELATIVE VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy Top 50 Holdings

No Open Positions

JAMES ALPHA RELATIVE VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Goldman Sachs Long Gamma US Series 10 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at February 28, 2021	Expiration	Exercise Price	Market Value
5	S&P 500 Index	Goldman Sachs	19,464	6/18/2021	$3,830.00	$155
6	S&P 500 Index	Goldman Sachs	22,567	9/17/2021	$3,825.00	207
10	S&P 500 Index	Goldman Sachs	38,174	12/17/2021	$3,825.00	453
4	S&P 500 Index	Goldman Sachs	16,747	3/18/2022	$3,825.00	240
						1,055

PURCHASED PUT OPTIONS

Number of Contracts	Open Written Put Options	Counterparty	Notional Value at February 28, 2021	Expiration	Exercise Price	Market Value
3	S&P 500 Index	Goldman Sachs	12,369	3/19/2021	$1,575	$—
3	S&P 500 Index	Goldman Sachs	12,874	3/19/2021	$1,800	2
4	S&P 500 Index	Goldman Sachs	16,056	3/19/2021	$2,100	1
3	S&P 500 Index	Goldman Sachs	12,944	3/19/2021	$2,150	1
4	S&P 500 Index	Goldman Sachs	15,154	6/18/2021	$1,575	13
4	S&P 500 Index	Goldman Sachs	13,352	6/18/2021	$1,675	19
4	S&P 500 Index	Goldman Sachs	16,270	6/18/2021	$1,750	20
6	S&P 500 Index	Goldman Sachs	21,182	6/18/2021	$1,775	27
4	S&P 500 Index	Goldman Sachs	15,609	6/18/2021	$1,825	21
4	S&P 500 Index	Goldman Sachs	14,361	6/18/2021	$1,900	23
3	S&P 500 Index	Goldman Sachs	13,196	6/18/2021	$1,950	23
3	S&P 500 Index	Goldman Sachs	13,203	6/18/2021	$1,975	24
5	S&P 500 Index	Goldman Sachs	17,860	6/18/2021	$2,000	33
5	S&P 500 Index	Goldman Sachs	18,118	6/18/2021	$2,025	35
4	S&P 500 Index	Goldman Sachs	15,321	6/18/2021	$2,050	31
4	S&P 500 Index	Goldman Sachs	13,600	6/18/2021	$2,075	31
4	S&P 500 Index	Goldman Sachs	14,079	6/18/2021	$2,125	35
4	S&P 500 Index	Goldman Sachs	15,028	6/18/2021	$2,150	39
3	S&P 500 Index	Goldman Sachs	12,229	6/18/2021	$2,175	33
4	S&P 500 Index	Goldman Sachs	16,215	6/18/2021	$2,250	46
4	S&P 500 Index	Goldman Sachs	13,629	6/18/2021	$2,400	51
3	S&P 500 Index	Goldman Sachs	12,866	6/18/2021	$2,425	50
4	S&P 500 Index	Goldman Sachs	14,066	9/17/2021	$1,800	49
8	S&P 500 Index	Goldman Sachs	31,291	9/17/2021	$1,850	113
5	S&P 500 Index	Goldman Sachs	20,898	9/17/2021	$1,900	81
4	S&P 500 Index	Goldman Sachs	13,501	9/17/2021	$1,950	57
5	S&P 500 Index	Goldman Sachs	18,099	9/17/2021	$2,225	113
6	S&P 500 Index	Goldman Sachs	21,214	9/17/2021	$2,250	141
4	S&P 500 Index	Goldman Sachs	14,101	9/17/2021	$2,275	97
4	S&P 500 Index	Goldman Sachs	13,888	9/17/2021	$2,325	103
3	S&P 500 Index	Goldman Sachs	12,529	9/17/2021	$2,400	107
5	S&P 500 Index	Goldman Sachs	17,600	9/17/2021	$2,500	175
6	S&P 500 Index	Goldman Sachs	22,236	12/17/2021	$2,125	178
5	S&P 500 Index	Goldman Sachs	17,931	12/17/2021	$2,150	149
4	S&P 500 Index	Goldman Sachs	16,901	12/17/2021	$2,175	144
3	S&P 500 Index	Goldman Sachs	13,258	12/17/2021	$2,200	120
4	S&P 500 Index	Goldman Sachs	16,085	12/17/2021	$2,250	158
4	S&P 500 Index	Goldman Sachs	15,715	12/17/2021	$2,450	213
4	S&P 500 Index	Goldman Sachs	15,000	12/17/2021	$2,500	213
6	S&P 500 Index	Goldman Sachs	21,306	12/17/2021	$2,525	324
4	S&P 500 Index	Goldman Sachs	15,113	12/17/2021	$2,550	239
4	S&P 500 Index	Goldman Sachs	14,082	12/17/2021	$2,575	231
5	S&P 500 Index	Goldman Sachs	19,434	12/17/2021	$2,800	445
4	S&P 500 Index	Goldman Sachs	13,547	3/18/2022	$2,050	131
3	S&P 500 Index	Goldman Sachs	12,927	3/18/2022	$2,100	136
4	S&P 500 Index	Goldman Sachs	15,782	3/18/2022	$2,150	179
						4,454

JAMES ALPHA RELATIVE VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Depreciation
To Buy:
Japanese Yen	3/24/2021	BNY	5,540,772	$52,021	$(488)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Depreciation
To Sell:
Euro	3/24/2021	BNY	(56,822)	(69,013)	(125)

Total Unrealized Depreciation On Forward Currency Contracts					$(613)

*	BNY - Bank of New York

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 78.8%
	ALTERNATIVE - 2.3%
1,748	AlphaClone Alternative Alpha ETF	$140,273
3,373	IQ Merger Arbitrage ETF	110,230
390	ProShares Merger ETF	15,462
		265,965
	COMMODITY - 1.1%
426	Invesco DB Agriculture Fund	7,370
85	Invesco Optimum Yield Diversified Commodity	1,477
2,021	iShares S&P GSCI Commodity Indexed Trust(a)	28,779
585	ProShares UltraShort Bloomberg Crude Oil(a)	4,271
349	SPDR Gold Shares(a)	56,471
335	United States Commodity Index Fund(a)	12,178
1,380	United States Natural Gas Fund, L.P.(a)	14,242
		124,788
	EQUITY - 46.0%
489	AdvisorShares Dorsey Wright ADR ETF	30,666
674	AdvisorShares STAR Global Buy-Write ETF	24,937
2,712	Alerian MLP ETF	77,156
806	ALPS Medical Breakthroughs ETF	44,467
254	ARK Innovation ETF	33,111
1	CI First Asset Active Utility & Infrastructure ETF	10
860	Columbia India Consumer ETF	42,751
313	Consumer Discretionary Select Sector SPDR Fund	50,440
1,444	Core Alternative ETF	40,909
78	Direxion NASDAQ-100 Equal Weighted Index Shares	5,940
909	Energy Select Sector SPDR Fund	43,768
35	First Trust Dow Jones Internet Index Fund(a)	7,841
4,213	First Trust Financial AlphaDEX Fund	165,276
66	Global X MSCI Argentina ETF	1,932
475	Global X MSCI China Consumer Discretionary ETF	17,713
407	Global X MSCI Nigeria ETF	4,792
782	Global X MSCI Norway ETF	10,182
11	Invesco DWA Consumer Cyclicals Momentum ETF	986
877	Invesco DWA Energy Momentum ETF	21,671
257	Invesco DWA Healthcare Momentum ETF(a)	41,881

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 78.8% (Continued)
	EQUITY - 46.0% (Continued)
68	Invesco KBW High Dividend Yield Financial ETF	$1,255
152	Invesco KBW Property & Casualty ETF	10,695
1,114	Invesco S&P 500 BuyWrite ETF	23,116
1,869	Invesco S&P 500 Equal Weight ETF, N	250,820
79	Invesco S&P 500 Pure Value ETF	5,499
4,351	Invesco S&P SmallCap Energy ETF	27,629
99	Invesco S&P SmallCap Health Care ETF	18,272
202	Invesco S&P SmallCap Information Technology ETF	28,068
25	Invesco Water Resources ETF	1,204
22	IQ US Real Estate Small Cap ETF	522
464	iShares China Large-Cap ETF	22,768
118	iShares Currency Hedged MSCI EAFE ETF	3,698
17	iShares Dow Jones Asia Pacific Select Dividend 50	504
471	iShares Edge MSCI Europe Momentum Factor UCITS ETF(a)	4,646
733	iShares Edge MSCI Europe Momentum Factor UCITS ETF, EUR ACC Class(a)	7,244
183	iShares EURO STOXX Mid UCITS ETF	14,176
524	iShares Expanded Tech-Software Sector ETF	185,810
68	iShares Exponential Technologies ETF	3,992
62	iShares Global Materials ETF	5,181
1,158	iShares Latin America 40 ETF	30,722
1,671	iShares Micro-Cap ETF	239,972
34	iShares Mortgage Real Estate ETF	1,149
176	iShares MSCI All Country Asia ex Japan ETF	16,658
72	iShares MSCI Australia ETF	1,765
558	iShares MSCI Brazil ETF	17,800
842	iShares MSCI China Small-Cap ETF	49,526
1,873	iShares MSCI EAFE ETF	138,621
346	iShares MSCI Emerging Markets ETF	18,591
1,464	iShares MSCI Frontier and Sele	42,251
27	iShares MSCI Germany Small-Cap ETF	2,119
2,762	iShares MSCI India Small-Cap ETF	130,422
393	iShares MSCI Indonesia ETF	8,980
510	iShares MSCI International Momentum Factor ETF	19,079
285	iShares MSCI Ireland ETF	14,557

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 78.8% (Continued)
	EQUITY - 46.0% (Continued)
749	iShares MSCI Japan ETF	51,097
444	iShares MSCI Japan Small-Cap ETF	35,119
156	iShares MSCI Philippines ETF	4,710
71	iShares MSCI Poland ETF	1,326
120	iShares MSCI South Africa ETF	5,550
107	iShares MSCI South Korea ETF	9,413
141	iShares MSCI Taiwan ETF	8,241
27	iShares MSCI Thailand ETF	2,103
425	iShares MSCI UAE ETF	5,444
50	iShares MSCI United Kingdom ETF	1,519
1,572	iShares MSCI United Kingdom Small-Cap ETF	69,828
687	iShares Nasdaq Biotechnology ETF	107,811
1,160	iShares Russell 1000 ETF, N	250,849
656	iShares Russell 1000 Growth ETF	156,896
156	iShares Russell 1000 Value ETF	22,395
1,485	iShares Russell 2000 ETF	324,189
1,386	iShares Russell 2000 Growth ETF	429,340
556	iShares Russell 2000 Value ETF	84,290
2,164	iShares Russell Mid-Cap Growth ETF	225,078
435	iShares Russell Mid-Cap Value ETF	45,301
581	iShares S&P Mid-Cap 400 Growth ETF	44,516
5	iShares S&P/TSX Global Gold Index ETF	67
394	iShares S&P/TSX SmallCap Index ETF	5,770
101	iShares STOXX Europe 600 Basic Resources UCITS ETF	7,101
44	iShares STOXX Europe 600 Insurance UCITS ETF DE	1,550
69	iShares STOXX Europe 600 Utilities UCITS ETF DE	2,997
178	iShares U.S. Financial Services ETF	29,158
69	iShares U.S. Healthcare Providers ETF	16,194
49	iShares U.S. Medical Devices ETF	16,140
247	iShares US Pharmaceuticals ETF	44,228
681	KraneShares CSI China Internet ETF	61,147
35	Materials Select Sector SPDR Fund	2,574
22	SPDR Dow Jones Global Real Estate ETF	1,008
83	SPDR EURO STOXX 50 ETF	3,526

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 78.8% (Continued)
	EQUITY - 46.0% (Continued)
1,502	SPDR S&P Emerging Asia Pacific ETF	$203,810
64	SPDR S&P Insurance ETF	2,239
324	SPDR S&P Metals & Mining ETF	11,619
19	SPDR S&P Oil & Gas Exploration & Production ETF	1,530
238	SPDR S&P Regional Banking ETF	15,294
57	SPDR S&P Retail ETF	4,518
2,501	VanEck Vectors Africa Index ETF	52,496
1,271	VanEck Vectors Brazil Small-Cap ETF	23,891
1,708	VanEck Vectors ChinaAMC SME-Ch	84,119
267	VanEck Vectors Egypt Index ETF	7,071
118	VanEck Vectors Israel ETF	5,361
221	VanEck Vectors Low Carbon Energy ETF	36,029
81	VanEck Vectors Mortgage REIT Income ETF	1,455
2	VanEck Vectors Rare Earth/Strategic Metals ETF	167
1,326	VanEck Vectors Russia ETF	32,447
905	VanEck Vectors Russia Small-Cap ETF	33,634
54	VanEck Vectors Semiconductor ETF	13,011
39	VanEck Vectors Unconventional Oil & Gas ETF	4,077
79	Vanguard FTSE Canadian High Dividend Yield Index	2,183
3,131	Vanguard FTSE Emerging Markets ETF	164,346
53	Vanguard Real Estate ETF	4,657
3,398	Vanguard Total World Stock ETF	322,265
184	WBI BullBear Rising Income 3000 ETF	5,166
217	WisdomTree Emerging Markets SmallCap Dividend Fund	10,768
912	WisdomTree Europe SmallCap Dividend Fund	61,733
87	WisdomTree Global ex-US Quality Dividend Growth	6,702
415	WisdomTree International SmallCap Dividend Fund	28,988
1,137	WisdomTree Japan Hedged SmallCap Equity Fund	47,424
1,028	Xtrackers Harvest CSI 300 China A-Shares ETF	42,456
582	Xtrackers Harvest CSI 500 China A-Shares ETF	20,776
203	Xtrackers MSCI All China Equity ETF	9,685
		5,350,132
	FIXED INCOME - 28.9%
762	Global X SuperIncome Preferred ETF	8,892

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 78.8% (Continued)
	FIXED INCOME - 28.9% (Continued)
7,591	High Yield ETF	$244,202
20,400	Highland/iBoxx Senior Loan ETF	329,459
134	Invesco Financial Preferred ETF	2,466
18,989	Invesco Global Short Term High Yield Bond ETF	420,605
734	Invesco Senior Loan ETF	16,295
901	Invesco Variable Rate Preferred ETF	22,976
711	iShares 7-10 Year Treasury Bond ETF	82,305
9,992	iShares Barclays USD Asia High Yield Bond Index	104,017
198	iShares Core U.S. Aggregate Bond ETF	22,837
136	iShares Floating Rate Bond ETF	6,916
1,058	iShares iBoxx High Yield Corporate Bond ETF	91,454
391	iShares JP Morgan USD Emerging Markets Bond ETF	43,022
45	iShares MBS ETF	4,912
586	iShares National Muni Bond ETF	67,736
8,013	iShares Preferred & Income Securities ETF	299,446
430	PIMCO Enhanced Short Maturity Active ETF	43,873
3,565	SPDR Blackstone / GSO Senior Loan ETF	163,990
3,565	SPDR Bloomberg Barclays Convertible Securities ETF	310,083
2,264	SPDR Bloomberg Barclays Euro High Yield Bond UCITS	156,149
1,027	SPDR Bloomberg Barclays High Yield Bond ETF	111,080
5,921	SPDR Doubleline Total Return Tactical ETF	288,649
688	SPDR Nuveen Bloomberg Barclays High Yield	40,448
5,750	VanEck Vectors Emerging Markets High Yield Bond	137,540
3,444	VanEck Vectors Fallen Angel High Yield Bond ETF	110,449
2,442	VanEck Vectors International High Yield Bond ETF	63,061
228	VanEck Vectors J.P. Morgan EM Local Currency Bond	7,232
766	Vanguard Mortgage-Backed Securities ETF	41,157
184	Vanguard Total Bond Market ETF	15,813
1,603	Vanguard Total International Bond ETF, ETF SHARES	91,644
297	WisdomTree Emerging Markets Local Debt Fund	9,798
382	WisdomTree Interest Rate Hedged High Yield Bond	8,454
		3,366,960

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 78.8% (Continued)
	MIXED ALLOCATION - 0.3%
1,544	iShares Morningstar Multi-Asset Income ETF	$36,222

	SPECIALTY - 0.2%
622	ProShares Short VIX Short-Term Futures ETF(a)	25,123

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,576,949)	9,169,190

	EXCHANGE-TRADED NOTES — 0.1%
	COMMODITY - 0.0%
20	iPath Series B Bloomberg Grains Subindex Total(a)	1,187

	SPECIALTY - 0.1%
548	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	8,785

	TOTAL EXCHANGE-TRADED NOTES (Cost $13,931)	9,972

	OPEN END FUNDS — 15.4%
	ALTERNATIVE - 5.0%
6,023	Altegris Futures Evolution Strategy Fund, Class I	49,208
12,691	AQR Managed Futures Strategy Fund, Class I	102,539
20,317	Kellner Merger Fund, Institutional Class	215,356
11,970	Merger Fund (The), Class V	211,275
		578,378
	FIXED INCOME - 10.4%
44,743	American Beacon Sound Point Floating Rate Income, Class Y	413,426
71,289	James Alpha Structured Credit Value Portfolio, Class S(b)	794,164
		1,207,590

	TOTAL OPEN END FUNDS (Cost $1,724,223)	1,785,968

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Value
	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%

167,654	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $167,654)(c)	$167,654

	TOTAL INVESTMENTS - 95.7% (Cost $10,482,757)	$11,132,784
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.3%	500,213
	NET ASSETS - 100.0%	$11,632,997

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Affiliated investment.

(c)	Rate disclosed is the seven day effective yield as of February 28, 2021.

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Unrealized
Appreciation/
(Depreciation)
TOTAL RETURN SWAP - 1.2%
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 10,137 and requires the fund to pay interest at the rate of 0.38% on the Notional Value outstanding. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on August 2, 2018, and has a term of three years there from unless terminated earlier. (Notional Value $1,000,000)	$133,474
$133,474
TOTAL RETURN SWAP - (0.0)%

The Goldman Sachs i-Select III Series 88 Excess Return Strategy (“GS i-Select”) is a synthetic rules-based proprietary strategy created by Goldman Sachs International as strategy sponsor. The GS i-Select Index includes strategies of the GS Risk Premia Universe that were selected by James Alpha. The GS i-Select Index is actively managed by James Alpha. The Index features 15 Portfolio Constituents that James Alpha Advisors, LLC determines the daily waiting of each constituent within the GS i- Select Index. The GS i-Select Index is comprised a diversified collection of strategy and style types, including equity, interest rates, FX, commodities, and credit based strategies such as imbalance, volatility carry, carry, momentum, low beta, and quality. According to the terms of the GS i-Select Index, James Alpha Advisors, LLC can modify the GS i-Select Index as frequently as daily, by adjusting the notional value of the GS i-Select Index, or by adding, deleting, or re-weighting the constituent Indexes in the GS i-Select Index. The swap became effective on May 19, 2020, and has a term of one year there from unless terminated earlier. (Notional Value $513,969)	$(1,280)
$(1,280)
TOTAL RETURN SWAP - 0.0%

The Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy aims to capture intraday trend risk premium on the S&P 500. There is empirical evidence that the returns in the earlier part of the day tend to continue in the same direction in the subsequent part of the day, across several markets, including equities. The strategy attempts to monetize this historical tendency for intraday trends from the previous close to extend unto the following close: 1) Every day after the open, the strategy buys futures if markets are rising since the previous close; conversely, it sells futures if markets are falling since previous close. 2) The strategy monitors market moves every 30-minutes to reactively modify its positioning if a new trend appears. 3) All positions are exited at the close. The number of shares is 1,248 and requires the fund to pay interest at the rate of 0.00% on the Notional Value outstanding. (Notional Value $144,687)	$24
$24
TOTAL RETURN SWAP - (0.0)%

Goldman Sachs Long Gamma US Series 10 Excess Return Strategy attempts to provide protection in tail scenarios through a levered position in delta-hedged put options. The strategy buys 12m 10-delta S&P Put options and delta-hedges them to attempt to neutralize the inherent short market exposure in typical markets. The strategy takes a long position in volatility and is best-positioned for left-tail events with very high realized volatility. The number of shares is 2,086 and requires the fund to pay interest at the rate of 0.00% on the Notional Value outstanding. (Notional Value $300,704)	$(3,528)
$(3,528)

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

James Alpha Deutsche Bank Swap Top 50 Holdings

FUTURES CONTRACTS*

					Unrealized	Percentage of Total
Number of			Notional Value at		Appreciation/	Return Swap
Contracts	Open Long Future Contracts	Counterparty	February 28, 2021	Expiration	(Depreciation)	Unrealized Gain/Loss
1	2 year Euro-Schatz	Deutsche Bank	83,311	3/8/2021	$(49)	(0.04)%
0	2 year Euro-Schatz	Deutsche Bank	43,069	6/8/2021	8	0.01%
0	3 month Euro (EURIBOR)	Deutsche Bank	54,646	9/19/2022	(125)	(0.09)%
0	3 month Euro (EURIBOR)	Deutsche Bank	23,565	12/19/2022	(6)	(0.00)%
1	3 month Sterling	Deutsche Bank	152,742	12/15/2021	(79)	(0.06)%
1	3 month Sterling	Deutsche Bank	113,957	3/16/2022	(137)	(0.10)%
1	3 month Sterling	Deutsche Bank	107,317	9/15/2021	(57)	(0.04)%
0	3 month Sterling	Deutsche Bank	55,268	6/16/2021	(17)	(0.01)%
0	3 month Sterling	Deutsche Bank	44,903	6/15/2022	(65)	(0.05)%
1	3 year Australian Treasury Bond	Deutsche Bank	63,897	3/15/2021	(309)	(0.23)%
0	10 year Italian Bond	Deutsche Bank	28,384	3/8/2021	(1,342)	(1.01)%
0	AUD/USD	Deutsche Bank	38,345	3/15/2021	(1,147)	(0.86)%
1	CAD/USD	Deutsche Bank	39,853	3/16/2021	495	0.37%
6	DJ EURO STOXX Banks Future	Deutsche Bank	32,009	3/19/2021	(1,745)	(1.31)%
0	E-Mini Nasdaq-100	Deutsche Bank	28,594	3/19/2021	(13,829)	(10.36)%
0	EUR/JPY	Deutsche Bank	26,393	3/15/2021	637	0.48%
0	Eurodollar	Deutsche Bank	27,590	6/13/2022	(14)	(0.01)%
0	GBP/USD	Deutsche Bank	32,239	3/15/2021	1,630	1.22%
0	Hang Seng Index	Deutsche Bank	39,335	3/30/2021	745	0.56%
					(15,406)

					Unrealized	Percentage of Total
Number of			Notional Value at		Appreciation/	Return Swap
Contracts	Open Short Future Contracts	Counterparty	February 28, 2021	Expiration	(Depreciation)	Unrealized Gain
(0)	2 year US Treasury Notes	Deutsche Bank	74,736	6/30/2021	(262)	(0.20)%
(1)	3 month Euro (EURIBOR)	Deutsche Bank	204,980	6/19/2023	254	0.19%
(0)	3 month Sterling	Deutsche Bank	29,615	12/20/2023	129	0.10%
(2)	3 month Sterling	Deutsche Bank	280,919	12/21/2022	843	0.63%
(0)	30 year US Treasury Bonds	Deutsche Bank	60,574	6/21/2021	1,977	1.48%
(0)	5 year US Treasury Notes	Deutsche Bank	29,233	6/30/2021	(341)	(0.26)%
(0)	10 year Australian Treasury Bond Future	Deutsche Bank	27,458	3/15/2021	(2,694)	(2.02)%
(0)	10 year Japanese Government Bond	Deutsche Bank	184,118	3/15/2021	(8,883)	(6.66)%
(1)	10 year US Treasury Notes	Deutsche Bank	104,060	6/21/2021	(13,618)	(10.20)%
(1)	Euro-BOBL	Deutsche Bank	116,414	3/8/2021	(40)	(0.03)%
(0)	Euro-BUND	Deutsche Bank	87,638	3/8/2021	(650)	(0.49)%
(0)	Eurodollar	Deutsche Bank	42,262	12/18/2023	215	0.16%
(0)	Eurodollar	Deutsche Bank	52,663	12/19/2022	8	0.01%
(0)	Eurodollar	Deutsche Bank	56,636	6/19/2023	(522)	(0.39)%
(0)	Gold	Deutsche Bank	23,469	4/28/2021	(21,531)	(16.13)%
(0)	Long Gilt Future	Deutsche Bank	47,073	6/28/2021	1,185	0.89%
(0)	Mini Japanese Goverment Bond Future	Deutsche Bank	24,170	3/12/2021	225	0.17%
					(43,705)

	TOTAL FUTURES CONTRACTS				$(59,111)

PURCHASED PUT OPTION*

						Percentage of Total
		Notional Value at				Return Swap
Description	Counterparty	February 28, 2021	Expiration	Strike Price	Unrealized Appreciation	Unrealized Gain
PLN/EUR	Deutsche Bank	34,509	5/18/2021	4.30	$7	0.01%
CNH/USD	Deutsche Bank	25,306	11/17/2021	6.00	15	0.01%
					22

WRITTEN PUT OPTION*

					Unrealized	Percentage of Total
		Notional Value at			Appreciation/	Return Swap
Description	Counterparty	February 28, 2021	Expiration	Strike Price	(Depreciation)	Unrealized Loss
PLN/EUR	Deutsche Bank	(34,509)	5/18/2021	4.15	$—	0.00%
					—

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

James Alpha Deutsche Bank Swap Top 50 Holdings

FORWARD CURRENCY CONTRACTS +*

							Unrealized	Percentage of Total
Settlement							Appreciation /	Return Swap
Date	Units to Receive/Deliver	Counterparty		In Exchange For		US Dollar Value	(Depreciation)	Unrealized Gain/Loss
To Buy:
3/17/2021	49,721	Deutsche Bank	CAD	39,060	USD	39,210	151	0.11%
3/17/2021	48,214	Deutsche Bank	SGD	36,264	USD	36,203	(61)	(0.05)%
3/26/2021	502,978	Deutsche Bank	MXN	24,472	USD	23,945	(527)	(0.39)%
							(437)
To Sell:
3/1/2021	40,846	Deutsche Bank	USD	33,473	EUR	33,183	(291)	(0.22)%
3/2/2021	87,469	Deutsche Bank	USD	72,121	EUR	72,115	(6)	(0.00)%
3/17/2021	2,277,180	Deutsche Bank	JPY	28,627	AUD	29,389	762	0.57%
3/17/2021	25,246	Deutsche Bank	USD	33,147	AUD	33,513	366	0.27%
3/17/2021	35,800	Deutsche Bank	USD	29,381	EUR	29,184	(197)	(0.15)%
3/17/2021	37,118	Deutsche Bank	USD	27,120	GBP	27,834	713	0.53%
3/17/2021	22,097	Deutsche Bank	USD	30,887	NZD	31,212	324	0.24%
3/26/2021	29,638	Deutsche Bank	USD	24,294	EUR	24,228	(65)	(0.05)%
							1,606

							$1,169
	TOTAL FORWARD CURRENCY CONTRACTS
	All Other Investments						191,394
	Total Unrealized Appreciation of Swap						$133,474

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CNH - Chinese Yuan Renminbi

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

NZD - New Zealand Dollar

USD - U.S. Dollar

SGD - Singapore Dollar

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Goldman Sachs i-Select III Series 88 Excess Return Strategy Top 50 Holdings

FUTURES CONTRACTS*

Number of			Notional Value at
Contracts	Open Long Future Contracts	Counterparty	February 28, 2021	Expiration
0	3 Month Euro Euribor Future	Goldman Sachs	$21,365	6/14/2021
0	3 Month Euro Euribor Future	Goldman Sachs	21,364	9/13/2021
0	3 Month Euro Euribor Future	Goldman Sachs	21,367	12/13/2021
0	3 Month Euro Euribor Future	Goldman Sachs	21,367	3/14/2022
0	3 Month Euro Euribor Future	Goldman Sachs	21,367	6/13/2022
0	90 Day Sterling Future	Goldman Sachs	53,929	6/16/2021
0	90 Day Sterling Future	Goldman Sachs	53,941	9/15/2021
0	90 Day Sterling Future	Goldman Sachs	53,939	12/15/2021
0	90 Day Sterling Future	Goldman Sachs	53,899	3/16/2022
0	90 Day Sterling Future	Goldman Sachs	53,894	6/15/2022
0	CBOT 10 Year US Treasury Note	Goldman Sachs	11,016	6/21/2021
0	CBOT 2 Year US Treasury Note Future	Goldman Sachs	56,806	6/30/2021
0	CBOT 5 Year US Treasury Note	Goldman Sachs	57,486	6/30/2021
0	CBOT 5 Year US Treasury Note	Goldman Sachs	51,878	6/30/2021
0	CBOT Corn Future	Goldman Sachs	3,169	5/14/2021
0	CME 3 Month Eurodollar Future	Goldman Sachs	56,693	6/14/2021
0	CME 3 Month Eurodollar Future	Goldman Sachs	56,690	9/13/2021
0	CME 3 Month Eurodollar Future	Goldman Sachs	56,665	12/13/2021
0	CME 3 Month Eurodollar Future	Goldman Sachs	56,683	3/14/2022
0	CME 3 Month Eurodollar Future	Goldman Sachs	56,675	6/13/2022
0	CME E-Mini NASDAQ 100 Index Future	Goldman Sachs	6,177	3/19/2021
2	CME E-mini Russell 2000 Index Futures	Goldman Sachs	3,937	3/19/2021
0	Eurex 5 Year Euro BOBL Future	Goldman Sachs	55,650	3/8/2021
0	Euro-BTP Italian Bond Futures	Goldman Sachs	6,243	6/8/2021
3	ICE US MSCI Emerging Markets EM Index Futures	Goldman Sachs	4,163	3/19/2021
16151	Korea Stock Exchange KOSPI 200 Index Future	Goldman Sachs	5,893	3/11/2021
0	LME Primary Aluminum Future	Goldman Sachs	3,332	7/19/2021
0	LME Primary Aluminum Future	Goldman Sachs	3,338	8/16/2021
0	NYBOT CSC Number 11 World Sugar Future	Goldman Sachs	3,193	6/30/2021
0	NYBOT CSC Number 11 World Sugar Future	Goldman Sachs	3,143	9/30/2021
258	TSE TOPIX (Tokyo Price Index) Future	Goldman Sachs	4,538	3/12/2021

Number of			Notional Value at
Contracts	Open Short Future Contracts	Counterparty	February 28, 2021	Expiration
0	CBOT Soybean Future	Goldman Sachs	5,002	5/14/2021
0	CBOT US Long Bond Future	Goldman Sachs	12,215	6/21/2021
0	Eurex 10 Year Euro BUND Future	Goldman Sachs	27,213	3/8/2021
0	Eurex 2 Year Euro SCHATZ Future	Goldman Sachs	13,241	3/8/2021
0	Eurex 2 Year Euro SCHATZ Future	Goldman Sachs	26,474	6/8/2021
0	LME Primary Aluminum Future	Goldman Sachs	3,159	4/19/2021
0	LME Primary Aluminum Future	Goldman Sachs	3,173	5/17/2021
0	Long Gilt Future	Goldman Sachs	6,514	6/28/2021
0	NYBOT CSC C Coffee Future	Goldman Sachs	4,296	5/18/2021
0	NYBOT CSC Number 11 World Sugar Future	Goldman Sachs	5,517	4/30/2021
0	SFE 10 Year Australian Bond Future	Goldman Sachs	7,360	3/15/2021
0	TSE Japanese 10 Year Bond Future	Goldman Sachs	42,850	3/11/2021

EQUITY FORWARDS

Number of			Notional Value at
Contracts	Open Short Equity Forwards	Counterparty	February 28, 2021	Expiration	Exercise Price	Market Value
(3)	S&P 500 Index	Goldman Sachs	13,048	3/5/2021	$3,810.00	$(18)
						(18)

WRITTEN PUT OPTIONS

Number of			Notional Value at
Contracts	Open Written Put Options	Counterparty	February 28, 2021	Expiration	Exercise Price	Market Value
(36)	S&P 500 Index	Goldman Sachs	136,519	3/5/2021	$3,475	$(168)
(9)	S&P 500 Index	Goldman Sachs	33,410	3/5/2021	$3,575	(87)
(9)	S&P 500 Index	Goldman Sachs	33,819	3/5/2021	$3,635	(142)
						(397)

CREDIT DEFAULT SWAPS

Number of			Notional Value at
Contracts	Open Credit Default Swaps	Counterparty	February 28, 2021	Expiration	Value
22,852	Markit CDX North America Investment Grade Index	Goldman Sachs	22,852	12/20/2025	$517
7,480	Markit CDX North America High Yield Index	Goldman Sachs	9,080	12/20/2025	231
3,323	Markit iTraxx Europe Index	Goldman Sachs	3,323	12/20/2025	305
					1,053

*	The GS i-Select invests in 15 Portfolio Constituents which do not trade individual futures, therefore the Futures do not have any individual unrealized gains/losses.

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy Top 50 Holdings

No Open Positions

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Goldman Sachs Long Gamma US Series 10 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of			Notional Value at
Contracts	Open Short Equity Forwards	Counterparty	February 28, 2021	Expiration	Exercise Price	Market Value
8	S&P 500 Index	Goldman Sachs	29,548	6/18/2021	$3,830.00	$235
9	S&P 500 Index	Goldman Sachs	34,260	9/17/2021	$3,825.00	314
15	S&P 500 Index	Goldman Sachs	57,954	12/17/2021	$3,825.00	688
7	S&P 500 Index	Goldman Sachs	25,424	3/18/2022	$3,825.00	364
						1,601

PURCHASED PUT OPTIONS

Number of			Notional Value at
Contracts	Open Written Put Options	Counterparty	February 28, 2021	Expiration	Exercise Price	Market Value
5	S&P 500 Index	Goldman Sachs	18,778	3/19/2021	$1,575	$—
5	S&P 500 Index	Goldman Sachs	19,545	3/19/2021	$1,800	3
6	S&P 500 Index	Goldman Sachs	24,376	3/19/2021	$2,100	2
5	S&P 500 Index	Goldman Sachs	19,651	3/19/2021	$2,150	2
6	S&P 500 Index	Goldman Sachs	23,005	6/18/2021	$1,575	20
5	S&P 500 Index	Goldman Sachs	20,270	6/18/2021	$1,675	29
6	S&P 500 Index	Goldman Sachs	24,701	6/18/2021	$1,750	30
8	S&P 500 Index	Goldman Sachs	32,157	6/18/2021	$1,775	41
6	S&P 500 Index	Goldman Sachs	23,696	6/18/2021	$1,825	33
6	S&P 500 Index	Goldman Sachs	21,802	6/18/2021	$1,900	34
5	S&P 500 Index	Goldman Sachs	20,033	6/18/2021	$1,950	34
5	S&P 500 Index	Goldman Sachs	20,043	6/18/2021	$1,975	36
7	S&P 500 Index	Goldman Sachs	27,114	6/18/2021	$2,000	51
7	S&P 500 Index	Goldman Sachs	27,506	6/18/2021	$2,025	53
6	S&P 500 Index	Goldman Sachs	23,260	6/18/2021	$2,050	47
5	S&P 500 Index	Goldman Sachs	20,646	6/18/2021	$2,075	48
6	S&P 500 Index	Goldman Sachs	21,374	6/18/2021	$2,125	53
6	S&P 500 Index	Goldman Sachs	22,814	6/18/2021	$2,150	59
5	S&P 500 Index	Goldman Sachs	18,565	6/18/2021	$2,175	50
6	S&P 500 Index	Goldman Sachs	24,617	6/18/2021	$2,250	70
5	S&P 500 Index	Goldman Sachs	20,691	6/18/2021	$2,400	78
5	S&P 500 Index	Goldman Sachs	19,532	6/18/2021	$2,425	77
6	S&P 500 Index	Goldman Sachs	21,354	9/17/2021	$1,800	75
12	S&P 500 Index	Goldman Sachs	47,503	9/17/2021	$1,850	171
8	S&P 500 Index	Goldman Sachs	31,725	9/17/2021	$1,900	123
5	S&P 500 Index	Goldman Sachs	20,496	9/17/2021	$1,950	86
7	S&P 500 Index	Goldman Sachs	27,477	9/17/2021	$2,225	172
8	S&P 500 Index	Goldman Sachs	32,206	9/17/2021	$2,250	214
6	S&P 500 Index	Goldman Sachs	21,407	9/17/2021	$2,275	148
6	S&P 500 Index	Goldman Sachs	21,084	9/17/2021	$2,325	157
5	S&P 500 Index	Goldman Sachs	19,021	9/17/2021	$2,400	162
7	S&P 500 Index	Goldman Sachs	26,719	9/17/2021	$2,500	266
9	S&P 500 Index	Goldman Sachs	33,757	12/17/2021	$2,125	270
7	S&P 500 Index	Goldman Sachs	27,222	12/17/2021	$2,150	227
7	S&P 500 Index	Goldman Sachs	25,657	12/17/2021	$2,175	218
5	S&P 500 Index	Goldman Sachs	20,127	12/17/2021	$2,200	182
6	S&P 500 Index	Goldman Sachs	24,419	12/17/2021	$2,250	240
6	S&P 500 Index	Goldman Sachs	23,857	12/17/2021	$2,450	324
6	S&P 500 Index	Goldman Sachs	22,772	12/17/2021	$2,500	323
8	S&P 500 Index	Goldman Sachs	32,345	12/17/2021	$2,525	492
6	S&P 500 Index	Goldman Sachs	22,943	12/17/2021	$2,550	362
6	S&P 500 Index	Goldman Sachs	21,378	12/17/2021	$2,575	350
8	S&P 500 Index	Goldman Sachs	29,504	12/17/2021	$2,800	676
5	S&P 500 Index	Goldman Sachs	20,566	3/18/2022	$2,050	200
5	S&P 500 Index	Goldman Sachs	19,624	3/18/2022	$2,100	206
6	S&P 500 Index	Goldman Sachs	23,960	3/18/2022	$2,150	272
						6,766

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Depreciation
To Buy:
Japanese Yen	3/24/2021	BNY	4,916,019	$46,155	$(433)
Mexican Peso	3/24/2021	BNY	158,712	7,570	(181)
Swiss Franc	3/24/2021	BNY	10,956	12,111	(119)
				$65,836	$(733)

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty*	Currency	Value	(Depreciation)
To Sell:
Australian Dollar	3/24/2021	BNY	(13,074)	$(10,123)	$164
British Pound	3/24/2021	BNY	(67,139)	(93,883)	243
Canadian Dollar	3/24/2021	BNY	(34,980)	(27,632)	66
Euro	3/24/2021	BNY	(21,148)	(25,685)	(46)
				$(157,323)	$427

Total Unrealized Depreciation On Forward Currency Contracts					$(306)

*	BNY - Bank of New York

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

Principal
Amount ($)		Variable Rate	Interest Rate %	Maturity	Value
	ASSET BACKED SECURITIES — 62.4%
68,106	ABFC 2004-OPT2 Trust(a)	1 Month LIBOR + 0.560%	0.678	10/25/33	$63,764
40,623	AccessLex Institute(a)	3 Month LIBOR + 0.700%	0.918	01/25/43	35,944
44,563	Adjustable Rate Mortgage Trust 2005-10(b)		2.804	01/25/36	42,401
658,412	Adjustable Rate Mortgage Trust 2005-6A(a)	1 Month LIBOR + 0.840%	0.958	11/25/35	257,002
140,767	Agate Bay Mortgage Trust 2014-3b),(c)		3.820	11/25/44	144,471
64,045	Alternative Loan Trust 1998-4(d)		6.582	08/25/28	66,972
28,907	Alternative Loan Trust 2003-22CB		5.750	12/25/33	30,141
187,160	Alternative Loan Trust 2003-J3		5.250	11/25/33	193,009
112,267	Alternative Loan Trust 2004-15(b)		2.921	09/25/34	106,141
18,550	Alternative Loan Trust 2004-16CB		5.500	07/25/34	19,190
1,429,779	Alternative Loan Trust 2004-24CB		6.000	11/25/34	1,487,928
606,163	Alternative Loan Trust 2004-28CB		5.750	01/25/35	618,076
112,786	Alternative Loan Trust 2004-28CB		6.000	01/25/35	115,669
174,467	Alternative Loan Trust 2004-J10		6.000	09/25/34	183,373
805,915	Alternative Loan Trust 2004-J10		5.500	11/25/34	827,544
115,486	Alternative Loan Trust 2004-J10		5.000	10/25/53	116,580
81,400	Alternative Loan Trust 2004-J11		7.250	08/25/32	87,781
179,482	Alternative Loan Trust 2004-J8		7.000	08/25/34	176,149
75,330	Alternative Loan Trust 2005-14(a)	1 Month LIBOR + 0.210%	0.538	05/25/35	73,140
263,333	Alternative Loan Trust 2005-27(a)	12 Month TA + 1.350%	1.728	08/25/35	243,057
49,287	Alternative Loan Trust 2005-3CB		5.000	03/25/35	44,644
54,757	Alternative Loan Trust 2005-54CB		5.500	11/25/35	52,104
135,054	Alternative Loan Trust 2005-61(a)	1 Month LIBOR + 0.560%	0.398	12/25/35	134,395
205,649	Alternative Loan Trust 2005-6CB		5.500	04/25/35	206,151
229,126	Alternative Loan Trust 2005-72(a)	1 Month LIBOR + 0.600%	0.718	01/25/36	189,751
52,771	Alternative Loan Trust 2005-J11		6.000	10/25/35	37,899
68,316	Alternative Loan Trust 2005-J11		5.500	11/25/35	54,364
200,729	Alternative Loan Trust 2005-J8		5.500	07/25/35	178,592
107,724	Alternative Loan Trust 2006-40T1		6.000	12/25/36	51,284
50,000	Alternative Loan Trust Resecuritization 2005-12R		6.000	11/25/34	50,279
120,013	American Home Mortgage Investment Trust 2004-1(a)	6 Month LIBOR + 2.000%	2.220	04/25/44	111,363
109,572	American Residential Home Equity Loan Trust 1998-1(a)	1 Month LIBOR + 2.175%	2.293	05/25/29	111,190
3,000,000	Angel Oak Mortgage Trust I, LLC 2019-2(b)		6.286	03/25/49	3,095,237
723,000	Arbor Multifamily Mortgage Securities Trust(c)		1.750	05/15/53	622,918
1,000,000	Arbor Multifamily Mortgage Securities Trust(c)		1.750	05/15/53	780,903

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal
Amount ($)		Variable Rate	Interest Rate %	Maturity	Value
	ASSET BACKED SECURITIES — 62.4% (Continued)
110,014	ARCap 2003-1 Resecuritization Trust(c)		7.110	08/20/38	$95,712
571,948	Argent Securities Inc Asset-Backed Pass-Through(a)	1 Month LIBOR + 5.625%	4.087	09/25/33	568,702
40,263	Argent Securities Inc Asset-Backed Pass-Through(b),d)		4.403	04/25/34	42,225
1,120,879	Aspen Funding I Ltd.		9.060	07/10/37	1,197,133
381,000	BAMLL Re-REMIC Trust 2016-FRR13(b),(c)		1.564	08/27/45	373,020
26,186	Banc of America Alternative Loan Trust 2003-8		5.500	10/25/33	26,348
53,381	Banc of America Funding 2005-E Trust(a)	COF 11+ 1.430%	1.890	06/20/35	45,439
1,091,079	Banc of America Funding 2006-I Trust(b)		3.114	10/20/46	951,889
133,976	Banc of America Funding 2007-2 Trust		6.000	03/25/37	27,342
28,367	Banc of America Mortgage 2002-L Trust(b)		3.064	12/25/32	24,820
58,469	Banc of America Mortgage 2005-F Trust(b)		2.740	07/25/35	51,887
175,000	Bancorp Commercial Mortgage 2018-CRE3 Trust, Series 2018-CR3, D(a),(c)	1 Month LIBOR + 2.700%	2.812	01/15/33	174,281
350,099	Bayview Commercial Asset Trust 2004-1(a),(c)	1 Month LIBOR + 0.540%	0.658	04/25/34	350,386
201,081	Bayview Commercial Asset Trust 2004-2(a),(c)	1 Month LIBOR + 1.770%	1.888	08/25/34	200,405
77,785	Bayview Commercial Asset Trust 2005-2(a),(c)	1 Month LIBOR + 1.150%	1.843	08/25/35	72,270
1,453,444	Bayview Commercial Asset Trust 2007-2(a),(c)	1 Month LIBOR + 0.370%	0.488	07/25/37	1,268,172
612,464	Bayview Commercial Asset Trust 2007-3(a),(c)	1 Month LIBOR + 0.340%	0.458	07/25/37	554,541
1,492,052	Bayview Commercial Asset Trust 2007-3(a),(c)	1 Month LIBOR + 0.500%	0.618	07/25/37	1,339,785
716,848	Bayview Financial Asset Trust 2007-SSR1(a),(c)	1 Month LIBOR + 0.450%	0.568	03/25/37	681,780
638,913	Bayview Financial Mortgage Pass-Through Trust(a),(c)	1 Month LIBOR + 1.000%	1.123	05/28/39	550,609
2,119,593	Bayview Financial Mortgage Pass-Through Trust(a),(c)	1 Month LIBOR + 1.500%	1.622	02/28/40	1,936,229
469,284	BCAP, LLC 2010-RR2 Trust(b),(c)		5.000	12/26/36	472,886
8,189	Bear Stearns ALT-A Trust 2004-11(b)		2.830	11/25/34	8,123
81,058	Bear Stearns ARM Trust 2003-5(b)		2.827	08/25/33	80,792
8,562	Bear Stearns ARM Trust 2003-7(b)		2.796	10/25/33	8,829
179,856	Bear Stearns ARM Trust 2004-1(b)		3.119	04/25/34	177,790
70,721	Bear Stearns ARM Trust 2004-10(b)		2.940	01/25/35	75,937
153,053	Bear Stearns ARM Trust 2004-6(b)		2.698	09/25/34	141,681
177,898	Bear Stearns Asset Backed Securities I Trust(a)	1 Month LIBOR + 2.100%	2.218	06/25/34	176,754
606,905	Bear Stearns Asset Backed Securities I Trust		6.000	03/25/36	296,336
293,375	Bear Stearns Home Loan Owner Trust 2001-A(d)		10.500	02/15/31	306,515
71,716	Bear Stearns Structured Products Inc Trust 2007-R6(b)		2.798	01/26/36	60,843
64,432	Bella Vista Mortgage Trust 2004-1(a)	1 Month LIBOR + 0.700%	0.811	11/20/34	59,451
225,000	Bellemeade Re 2019-4 Ltd.(a),(c)	1 Month LIBOR + 2.500%	2.618	10/25/29	227,958
750,000	BlueMountain CLO 2013-2 Ltd.(a),(c)	3 Month LIBOR + 1.300%	1.522	10/22/30	731,721

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal
Amount ($)		Variable Rate	Interest Rate %	Maturity	Value
	ASSET BACKED SECURITIES — 62.4% (Continued)
330,000	BMD2 Re-Remic Trust 2019-FRR1(a),(c)		3.498	05/25/52	$339,517
195,146	Business Loan Express Business Loan Trust 2007-A(a),(c)	1 Month LIBOR + 0.400%	0.511	10/20/40	185,441
547,588	Cascade Funding Mortgage Trust 2018-RM2(c),(e)		–	10/25/68	549,948
267,116	Cascade Funding Mortgage Trust 2019-RM3(b),(c)		4.000	06/25/69	267,512
1,000,000	Cascade MH Asset Trust 2019-MH1, Series 2019-MH1, M(b),(c)		5.985	11/01/44	997,233
797,311	CDC Mortgage Capital Trust 2004-HE1(a)	1 Month LIBOR + 0.855%	0.973	06/25/34	878,935
119,326	CDMC Mortgage Pass-Through Certificates Series(b)		5.528	09/25/34	120,840
300,000	CFMT 2020-HB3, LLC(b),(c)		6.284	05/25/30	303,150
50,185	Chase Funding Loan Acquisition Trust Series		4.750	12/25/34	49,538
11,362	Chase Funding Trust Series 2002-4(a)	1 Month LIBOR + 0.740%	0.858	10/25/32	11,302
215,115	Chase Mortgage Finance Trust Series 2004-S2		5.500	02/25/34	221,227
572,408	Chase Mortgage Finance Trust Series 2007-S3(e)		–	05/25/37	214,602
319,566	Chase Mortgage Finance Trust Series 2007-S3		6.000	05/25/37	80,202
141,172	CHL Mortgage Pass-Through Trust 2002-19		6.250	11/25/32	145,309
49,584	CHL Mortgage Pass-Through Trust 2003-60(b)		2.241	02/25/34	47,983
174,816	CHL Mortgage Pass-Through Trust 2003-HYB1(b)		3.275	05/19/33	168,907
57,931	CHL Mortgage Pass-Through Trust 2004-14(b)		2.662	08/25/34	56,556
210,209	CHL Mortgage Pass-Through Trust 2004-23(b)		2.091	11/25/34	178,598
44,595	CHL Mortgage Pass-Through Trust 2004-3		5.750	04/25/34	45,609
171,340	CHL Mortgage Pass-Through Trust 2004-5		5.500	05/25/34	173,174
147,361	CHL Mortgage Pass-Through Trust 2004-6(b)		3.659	05/25/34	151,021
123,933	CHL Mortgage Pass-Through Trust 2004-9		5.250	06/25/34	125,630
111,944	CHL Mortgage Pass-Through Trust 2004-HYB2(b)		3.991	07/20/34	107,812
90,147	CHL Mortgage Pass-Through Trust 2004-HYB5(b)		2.740	04/20/35	85,832
292,119	CHL Mortgage Pass-Through Trust 2004-J5		5.500	07/25/34	294,465
94,873	CHL Mortgage Pass-Through Trust 2004-J9		5.500	01/25/35	97,503
675,949	CHL Mortgage Pass-Through Trust 2005-J2		5.000	08/25/35	526,905
146,056	CHL Mortgage Pass-Through Trust 2006-J1		6.000	02/25/36	97,418
55,815	CHL Mortgage Pass-Through Trust 2007-15		6.500	09/25/37	33,368
41,533	Citicorp Mortgage Securities Trust Series 2005-7		5.000	10/25/21	42,633
151,510	Citicorp Mortgage Securities Trust Series 2007-2(e)		–	02/25/37	102,092
281,205	Citicorp Mortgage Securities Trust Series 2007-4		6.000	05/25/37	283,319
121,131	Citigroup Global Markets Mortgage Securities VII(b),(g)		5.948	07/25/24	81,836
4,855	Citigroup Global Markets Mortgage Securities VII(b)		2.482	09/25/32	4,327
553,244	Citigroup Mortgage Loan Trust 2009-4(b),(c)		5.457	05/25/35	554,318

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal
Amount ($)		Variable Rate	Interest Rate %	Maturity	Value
	ASSET BACKED SECURITIES — 62.4% (Continued)
393,196	Citigroup Mortgage Loan Trust 2010-7(b),(c)		4.907	07/25/36	$390,646
41,836	Citigroup Mortgage Loan Trust 2010-9(c),(d)		5.702	03/25/37	41,384
641,242	Citigroup Mortgage Loan Trust, Inc.(a),(c)	1 Month LIBOR + 0.400%	0.518	01/25/29	599,537
74,983	Citigroup Mortgage Loan Trust, Inc.		6.750	08/25/34	81,279
87,971	CitiMortgage Alternative Loan Trust Series 2007-A6		6.000	06/25/37	87,781
135,937	Collegiate Funding Services Education Loan Trust(a)	3 Month LIBOR + 0.300%	0.551	12/28/37	122,195
300,000	COLT 2020-2 Mortgage Loan Trust(b),(c)		5.250	03/25/65	321,279
175,000	COMM 2012-LC4 Mortgage Trust(b)		4.934	12/10/44	171,234
1,874,313	COMM 2013-GAM Mortgage Trust(c)		3.367	02/10/28	1,859,670
558,558	Credit Suisse First Boston Mortgage Securities(b)		7.196	01/25/32	553,773
117,967	Credit Suisse First Boston Mortgage Securities, Series 2003- 11-1A31		5.500	06/25/33	120,708
1,086,734	Credit Suisse First Boston Mortgage Securities		5.250	07/25/33	1,129,077
29,787	Credit Suisse First Boston Mortgage Securities		5.250	09/25/33	30,860
359,846	Credit Suisse First Boston Mortgage Securities		5.500	10/25/33	380,176
119,949	Credit Suisse First Boston Mortgage Securities		5.500	10/25/33	126,509
352,156	Credit Suisse First Boston Mortgage Securities		5.500	10/25/34	353,629
146,301	Credit Suisse First Boston Mortgage Securities(a)	1 Month LIBOR + 0.650%	0.768	09/25/35	106,989
139,371	Credit-Based Asset Servicing and Securitization(a)	1 Month LIBOR + 2.775%	2.893	03/25/34	144,269
421,600	CSAIL 2015-C1 Commercial Mortgage Trust(b),(c)		3.764	04/15/50	294,588
1,000,000	CSAIL 2017-CX10 Commercial Mortgage Trust(c)		3.944	11/15/37	961,282
8,386	CSFB Mortgage-Backed Pass-Through Certificates		5.250	11/25/22	3,711
425,828	CSFB Mortgage-Backed Pass-Through Certificates		7.500	03/25/32	437,576
263,966	CSFB Mortgage-Backed Pass-Through Certificates(b)		2.006	07/25/33	269,158
115,950	CSFB Mortgage-Backed Pass-Through Certificates(b)		2.122	10/25/33	121,261
222,199	CSFB Mortgage-Backed Pass-Through Certificates		6.000	08/25/34	230,668
43,829	CSFB Mortgage-Backed Pass-Through Certificates		5.750	07/25/35	45,772
35,971	CSFB Mortgage-Backed Trust Series 2004-7		5.250	11/25/34	37,886
120,000	CSMC 2014-USA OA, LLC(c)		4.373	09/15/37	111,832
100,000	CSMC 2018-SITE(c)		4.535	04/15/36	99,331
111,112	CSMC Series 2010-18R(b),(c)		3.203	04/26/38	109,067
313,722	CSMC Trust 2007-5R		6.500	07/26/36	122,787
1,346,980	CSMC Trust 2010-16(b),(c)		3.630	06/25/50	1,147,887
18,014,000	CSMC Trust 2016-NXSR(b),(c)		1.000	12/15/49	737,362
1,500,000	Cutwater 2014-I Ltd.(a),(c)	3 Month LIBOR + 1.700%	1.941	07/15/26	1,502,652
1,000,000	Deerpath Capital CLO 2018-1 LTD(a),(c)	3 Month LIBOR + 3.500%	3.741	01/15/31	1,006,270

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal
Amount ($)		Variable Rate	Interest Rate %	Maturity	Value
	ASSET BACKED SECURITIES — 62.4% (Continued)
1,000,000	Deerpath Capital CLO 2020-1 LTD(a),(c)	3 Month LIBOR + 3.900%	4.123	04/17/32	$996,549
232,417	Delta Funding Home Equity Loan Trust 1999-2(a)	1 Month LIBOR + 0.640%	0.427	08/15/30	213,446
181,905	Delta Funding Home Equity Loan Trust 1999-3(d)		8.061	09/15/29	185,273
44,181	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1		5.500	09/25/33	45,776
2,940	DLJ Mortgage Acceptance Corporation		6.750	01/25/24	2,551
70,565	DSLA Mortgage Loan Trust 2004-AR4(a)	1 Month LIBOR + 0.360%	0.831	01/19/45	64,321
7,949,692	DWRS 2016-1(c),(g)		1.044	04/23/32	2,623,398
760,000	EdLinc Student Loan Funding Trust 2012-1(a),(c)	1 Month LIBOR + 4.240%	4.358	11/26/40	880,065
645,189	EdLinc Student Loan Funding Trust 2017-A(a),(c)	Prime Rate - 1.150%	3.600	12/01/47	605,144
500,000	Ellington Clo III Ltd.(a),(c)	3 Month LIBOR + 3.740%	3.964	07/20/30	473,110
332,705	Fannie Mae Trust 2005-W3(b)		3.695	04/25/45	352,461
300,000	Finance of America HECM Buyout 2021-HB1 , Series 2021-HB1, M3(b),(c)		3.640	02/25/31	299,999
361,728	Financial Asset Securities Corp AAA Trust 2005-1(a),(c)	1 Month LIBOR + 0.380%	0.507	02/27/35	334,654
287,527	Financial Asset Securities Corp AAA Trust 2005-1(a),(c)	1 Month LIBOR + 0.410%	0.538	02/27/35	264,097
93,928	First Alliance Mortgage Loan Trust 1999-1(d)		7.180	06/20/30	95,719
93,875	First Horizon Alternative Mortgage Securities		6.250	08/25/37	62,827
85,147	First Horizon Mortgage Pass-Through Trust 2005-AR5(b)		2.625	10/25/35	50,964
70,328	First Horizon Mortgage Pass-Through Trust 2005-AR5(b)		2.625	11/25/35	67,973
191,148	First Horizon Mortgage Pass-Through Trust 2006-AR3(b)		2.506	11/25/36	153,061
1,400,000	Foursight Capital Automobile Receivables Trust, Series 2020 -1, Class F(c)		4.620	06/15/27	1,428,524
34,062	Freddie Mac Structured Pass-Through Certificates(a)	12 Month TA + 1.400%	1.778	07/25/44	33,338
200,000	GC FTPYME Pastor 4 FTA(a)	3 Month Euro LIBOR + 2.400%	1.859	07/15/45	122,743
129,648	GE Capital Mortgage Services Inc 1999-HE1 Trust(b)		6.700	04/25/29	135,281
81,145	GE-WMC Asset-Backed Pass-Through Certificates(a)	1 Month LIBOR + 0.660%	0.778	12/25/35	79,039
141,815	GMACM Mortgage Loan Trust 2004-J2		5.750	06/25/34	144,934
23,018	GMACM Mortgage Loan Trust 2005-AR3(b)		3.506	06/19/35	22,416
2,111,333	GMACM Mortgage Loan Trust 2005-AR4(b)		3.657	07/19/35	2,076,435
550,000	GS Mortgage Securities Trust 2014-GC20(b),(c)		4.958	04/10/47	313,948
26,000	GS Mortgage Securities Trust 2014-GC20(b)		4.958	04/10/47	24,717
106,659	GSAMP Trust 2002-WF(a)	1 Month LIBOR + 1.100%	1.211	10/20/32	106,841
1,751,451	GSMPS Mortgage Loan Trust(b),(c)		8.500	06/19/29	1,686,283
223,283	GSMPS Mortgage Loan Trust 2004-4(c)		7.500	06/25/34	238,728
45,728	GSMPS Mortgage Loan Trust 2005-RP2(a),(c)	1 Month LIBOR + 0.350%	0.468	03/25/35	42,495
148,587	GSMPS Mortgage Loan Trust 2005-RP3(a),(c)	1 Month LIBOR + 0.350%	0.468	09/25/35	125,430

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal
Amount ($)		Variable Rate	Interest Rate %	Maturity	Value
	ASSET BACKED SECURITIES — 62.4% (Continued)
129,523	GSR Mortgage Loan Trust 2004-13F		4.250	11/25/34	$134,150
55,654	GSR Mortgage Loan Trust 2005-4F		6.500	02/25/35	56,789
14,913	GSR Mortgage Loan Trust 2005-6F		5.250	07/25/35	15,241
31,430	GSR Mortgage Loan Trust 2005-8F		6.000	11/25/35	19,766
15,054	GSR Mortgage Loan Trust 2005-AR3(a)	1 Month LIBOR + 0.440%	0.558	05/25/35	14,352
36,951	GSR Mortgage Loan Trust 2005-AR6(b)		3.631	09/25/35	38,178
165,801	GSR Mortgage Loan Trust 2006-1F		6.000	02/25/36	121,022
105,413	GSR Mortgage Loan Trust 2007-AR2(b)		3.058	05/25/37	85,951
750,000	Halcyon Loan Advisors Funding 2013-1 Ltd.(a),(c)	3 Month LIBOR + 3.500%	3.741	04/15/25	716,969
3,210,000	Halcyon Loan Advisors Funding 2013-2 Ltd.(a),(c)	3 Month LIBOR + 3.800%	4.005	08/01/25	2,758,221
4,000,000	Halcyon Loan Advisors Funding 2014-2 Ltd.(a),(c)	3 Month LIBOR + 2.700%	2.918	04/28/25	4,000,960
1,500,000	Halcyon Loan Advisors Funding 2014-3 Ltd.(a),(c)	3 Month LIBOR + 3.650%	3.872	10/22/25	1,233,059
500,000	Harvest Commercial Capital Loan Trust 2019-1(b),(c)		5.730	11/25/31	436,409
85,000	HomeBanc Mortgage Trust 2005-3(a)	1 Month LIBOR + 0.510%	0.883	07/25/35	88,132
239,704	HSI Asset Loan Obligation Trust 2007-1		6.500	06/25/37	130,758
2,366,000	Hudsons Bay Simon JV Trust 2015-HBS(c)		3.914	08/05/34	2,158,517
110,567	Impac CMB Trust Series 2003-2F(d)		6.570	01/25/33	112,994
54,761	Impac CMB Trust Series 2004-7(a)	1 Month LIBOR + 1.800%	1.918	11/25/34	57,350
311,445	Impac Secured Assets CMN Owner Trust		6.000	08/25/33	319,247
334,543	Impac Secured Assets Trust 2006-1 , Series 2006-1-2A1(a)	1 Month LIBOR + 0.350%	0.468	05/25/36	316,842
12,529	IndyMac INDX Mortgage Loan Trust 2004-AR11(b)		2.909	12/25/34	12,983
59,419	IndyMac INDX Mortgage Loan Trust 2005-AR15(b)		3.156	09/25/35	57,255
330,449	Interstar Millennium Series 2004-4E Trust(a),(e)	3 Month Euro LIBOR + 0.400%	–	11/14/36	378,089
1,000,000	JFIN CLO 2014-II Ltd.(a),(c)	3 Month LIBOR + 3.250%	3.474	07/20/26	1,001,278
265,769	JP Morgan Alternative Loan Trust(a)	1 Month LIBOR + 7.150%	7.032	12/25/35	87,510
1,193,585	JP Morgan Chase Commercial Mortgage, Series 2006-LDP9, Class A-MS		5.337	05/15/47	897,934
128,833	JP Morgan Chase Commercial Mortgage Securities(a),(c)	1 Month LIBOR + 3.750%	3.862	05/15/28	118,258
174,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.342	07/15/46	174,422
172,784	JP Morgan Commercial Mortgage-Backed Securities(b),(c)		4.717	03/16/46	172,614
38,466	JP Morgan Mortgage Trust 2004-S2		6.000	11/25/34	38,841
53,321	JP Morgan Mortgage Trust 2005-A7(b)		3.085	10/25/35	55,783
24,811	JP Morgan Mortgage Trust 2006-A4(b)		3.776	06/25/36	20,300
177,000	LB-UBS Commercial Mortgage Trust 2007-C6(b)		6.268	07/15/40	128,237
1,337,699	Legacy Mortgage Asset Trust 2019-SL3(c),(d)		3.474	11/25/61	1,345,861

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal
Amount ($)		Variable Rate	Interest Rate %	Maturity	Value
	ASSET BACKED SECURITIES — 62.4% (Continued)
991,137	Legacy Mortgage Asset Trust 2021-GS1(d)		1.892	10/25/66	$998,385
325,427	Lehman Mortgage Trust 2006-2		5.750	04/25/36	332,730
5,424,000	LendingClub Issuance Trust Series 2016-NP1(e),(g)		–	06/15/22	8,678
193,465	Long Beach Mortgage Loan Trust 2003-2(a)	1 Month LIBOR + 2.850%	2.968	06/25/33	198,007
98,019	Longtrain Leasing III, LLC 2015-1, Series 2015-1A, Class A2(c)		4.060	01/15/45	99,825
40,340	MASTR Adjustable Rate Mortgages Trust 2003-1(b)		2.750	12/25/32	37,588
30,577	MASTR Adjustable Rate Mortgages Trust 2003-2(b)		2.278	07/25/33	31,116
25,192	MASTR Adjustable Rate Mortgages Trust 2003-6(b)		2.250	12/25/33	24,765
124,203	MASTR Adjustable Rate Mortgages Trust 2003-6(b)		2.426	12/25/33	123,491
240,976	MASTR Alternative Loan Trust 2003-3(b)		6.145	05/25/33	236,239
66,034	MASTR Alternative Loan Trust 2003-7		6.500	12/25/33	70,581
242,157	MASTR Alternative Loan Trust 2004-1		5.500	02/25/34	252,167
553,892	MASTR Alternative Loan Trust 2004-3		6.500	04/25/34	585,156
53,259	MASTR Alternative Loan Trust 2004-4		5.500	05/25/34	55,385
628,022	MASTR Alternative Loan Trust 2004-6		6.500	07/25/34	624,392
63,159	MASTR Alternative Loan Trust 2004-7		6.000	06/25/34	67,109
2,388	MASTR Alternative Loan Trust 2005-1		5.500	01/25/23	2,298
300,341	MASTR Alternative Loan Trust 2005-2		5.000	03/25/43	273,588
56,505	MASTR Alternative Loan Trust 2007-1(e)		–	10/25/36	36,707
866,164	MASTR Alternative Loan Trust 2007-HF1(e)		–	10/25/47	85,245
328,656	Mastr Asset Backed Securities Trust 2005-NC1(a)	1 Month LIBOR + 0.750%	0.618	12/25/34	323,206
25,675	MASTR Asset Securitization Trust 2003-12		5.000	12/25/33	26,149
23,881	MASTR Asset Securitization Trust 2004-1		5.500	02/25/34	24,102
108,151	MASTR Asset Securitization Trust 2005-1		5.500	05/25/35	92,482
58,287	MASTR Reperforming Loan Trust 2005-1(c)		8.000	08/25/34	55,283
23,102	MASTR Reperforming Loan Trust 2005-2(c)		8.000	05/25/35	22,576
272,179	MASTR Reperforming Loan Trust 2006-2(b),(c)		3.730	05/25/36	272,312
100,000	Mastr Specialized Loan Trust(a),(c)	1 Month LIBOR + 0.750%	0.868	11/25/35	99,737
170,938	Mastr Specialized Loan Trust(c),(d)		5.704	11/25/35	171,522
2,164,484	Meritage Mortgage Loan Trust 2003-1(a)	1 Month LIBOR + 1.050%	1.168	11/25/33	2,126,359
40,052	Merrill Lynch Mortgage Investors Trust Series(b)		2.660	09/25/33	39,865
95,858	Merrill Lynch Mortgage Investors Trust Series MLCC(b)		2.530	05/25/36	92,102
319,154	Morgan Stanley A.B.S Capital I Inc Trust Series(a)	1 Month LIBOR + 3.900%	4.018	03/25/33	321,989
273,000	Morgan Stanley Bank of America Merrill Lynch Trust(b)		3.708	05/15/46	281,262
1,800,000	Morgan Stanley Bank of America Merrill Lynch Trust(b)		4.081	07/15/46	1,553,974

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal
Amount ($)		Variable Rate	Interest Rate %	Maturity	Value
	ASSET BACKED SECURITIES — 62.4% (Continued)
3,200,000	Morgan Stanley Bank of America Merrill Lynch Trust(b)		4.352	08/15/46	$3,220,144
200,000	Morgan Stanley Capital I Trust 2015-MS1(b),(c)		4.031	05/15/48	178,395
35,188	Morgan Stanley Dean Witter Capital I Inc Trust(a)	1 Month LIBOR + 1.275%	1.393	02/25/32	36,630
31,483	Morgan Stanley Dean Witter Capital I Inc Trust(b)		1.694	03/25/33	32,275
39,410	Morgan Stanley Mortgage Loan Trust 2004-8AR(b)		1.348	10/25/34	36,495
49,945	Morgan Stanley Mortgage Loan Trust 2004-8AR(b)		2.698	10/25/34	53,705
98,148	Morgan Stanley Mortgage Loan Trust 2005-10		6.000	12/25/35	64,919
129,950	Morgan Stanley Mortgage Loan Trust 2006-1AR		0.650	02/25/36	1,083
36,410	Morgan Stanley Mortgage Loan Trust 2006-8AR(b)		2.327	06/25/36	36,577
270,895	MortgageIT Trust 2004-2(a)	1 Month LIBOR + 3.225%	3.343	12/25/34	280,637
566,193	MortgageIT Trust 2005-3(a)	1 Month LIBOR + 0.795%	0.913	08/25/35	556,645
49,424	Multi Security Asset Trust, L.P. Commercial(b),(c)		4.780	11/28/35	15,625
250,000	Nassau 2018-I Ltd.(a),(c)	3 Month LIBOR + 5.850%	6.091	07/15/31	209,018
89,205	National City Mortgage Capital Trust		6.000	03/25/38	90,649
332,617	New Century Home Equity Loan Trust Series 2003-B(a)	1 Month LIBOR + 0.975%	1.093	10/25/33	313,552
2,000,000	New Orleans Hotel Trust 2019-HNLA(a),(c)	1 Month LIBOR + 0.989%	1.101	04/15/32	1,993,060
154,909	New Residential Mortgage Loan Trust 2020-1(b),(c)		3.500	10/25/59	166,578
209,920	Nomura Asset Acceptance Corp Alternative Loan(c)		7.500	03/25/34	214,650
124,462	Nomura Asset Acceptance Corp Alternative Loan(d)		5.957	03/25/47	128,665
106,057	NovaStar Mortgage Funding Trust Series 2003-2(a)	1 Month LIBOR + 4.725%	4.843	09/25/33	110,578
75,862	OBX 2018-EXP1 Trust(b),(c)		4.500	04/25/48	76,703
49,425	Option One Mortgage Loan Trust 2002-3(a)	1 Month LIBOR + 0.500%	0.618	08/25/32	48,726
500,000	Peaks CLO 2 Ltd.(a),(c)	3 Month LIBOR + 3.600%	3.824	07/20/31	500,374
40,043	PHEAA Student Loan Trust 2015-1(a),(c)	1 Month LIBOR + 0.600%	0.718	10/25/41	39,632
3,012	PHH Mortgage Trust Series 2008-CIM1(a)	1 Month LIBOR + 2.250%	2.373	05/25/38	3,052
689,916	PHHMC Series 2005-4 Trust(b)		5.316	07/18/35	702,134
755,951	Pretium Mortgage Credit Partners I 2020-NPL1, LLC(c),(d)		2.858	05/27/59	759,711
53,567	RAAC Series 2005-SP1 Trust		7.000	09/25/34	55,654
806,756	RAAC Series 2007-RP3 Trust(a),(c)	1 Month LIBOR + 0.380%	0.498	10/25/46	793,895
223,485	Radnor RE 2019-1 Ltd.(a),(c)	1 Month LIBOR + 1.950%	2.068	02/25/29	224,187
131,524	RALI Series 2005-QA12 Trust(b)		3.495	12/25/35	78,710
414,779	RASC Series 2005-EMX1 Trust(a)	1 Month LIBOR + 3.210%	3.328	03/25/35	398,401
34,716	RBSGC Mortgage Loan Trust 2007-B(b)		4.171	07/25/35	31,730
587,943	RBSGC Structured Trust 2008-A(c)		5.500	11/25/35	571,834
91,677	RBSSP Resecuritization Trust 2009-10(b),(c)		18.331	01/26/37	114,016

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal
Amount ($)		Variable Rate	Interest Rate %	Maturity	Value
	ASSET BACKED SECURITIES — 62.4% (Continued)
2,000,000	ReadyCap Commercial Mortgage Trust 2015-SBC2(b),(c)		5.127	06/25/55	$2,003,318
1,500,000	ReadyCap Commercial Mortgage Trust 2019-6(b),(c)		4.750	10/25/52	1,529,088
198,650	Renaissance Home Equity Loan Trust 2002-3(a)	1 Month LIBOR + 2.550%	2.668	12/25/32	200,268
220,228	Resecuritization Pass-Through Trust 2005-8R		6.000	10/25/34	223,940
11,000	Residential Asset Securitization Trust 2002-A12		5.750	11/25/32	11,091
204,000	Residential Asset Securitization Trust 2003-A10		5.200	09/25/33	207,793
208,027	Residential Asset Securitization Trust 2003-A15(b)		5.608	02/25/34	181,919
36,445	RFMSI Series 2005-SA4 Trust(b)		2.952	09/25/35	33,093
200,000	RMF Buyout Issuance Trust 2020-1(b),(c)		4.191	02/25/30	183,180
5,633	Ryland Mortgage Securities Corporation(e)		—	04/29/30	5,663
2,360,863	Saluda Grade Alternative Mortgage Trust 2020-FIG1(c)		3.321	09/25/50	2,402,606
52,812	Saxon Asset Securities Trust 2001-2(d)		7.170	03/25/29	58,379
66,981	Saxon Asset Securities Trust 2003-3(a)	1 Month LIBOR + 2.400%	2.518	12/25/33	67,201
331,665	Saxon Asset Securities Trust 2003-3(d)		4.541	12/25/33	334,954
47,785	Seasoned Credit Risk Transfer Trust Series 2017-3(e)		—	07/25/56	6,719
250,000	Seasoned Credit Risk Transfer Trust Series 2020-2(b)		4.250	11/25/59	249,706
585,707	Security National Mortgage Loan Trust 2005-2(b),(c)		6.213	02/25/36	613,140
736,658	Security National Mortgage Loan Trust 2006-3(b),(c)		5.830	01/25/37	737,266
58,549	Sequoia Mortgage Trust 2004-10(a)	1 Month LIBOR + 0.620%	0.731	11/20/34	57,895
26,816	Sequoia Mortgage Trust 2004-8(a)	1 Month LIBOR + 0.700%	0.811	09/20/34	26,912
89,849	Sequoia Mortgage Trust 2005-2(a)	1 Month LIBOR + 0.220%	0.551	03/20/35	88,916
73,155	Sequoia Mortgage Trust 2013-12(b)		4.000	12/25/43	74,058
4,000,000	Silver Hill Trust 2019-SBC1(b),(c)		4.178	11/25/49	3,849,587
215,000	SLM Private Education Loan Trust 2010-C(a),(c)	1 Month LIBOR + 4.750%	4.862	10/15/41	233,663
39,064	SLM Student Loan Trust 2005-8(a)	3 Month LIBOR + 0.310%	0.528	01/25/55	36,713
213,328	Southern Pacific Secured Asset Corporation		7.320	05/25/27	222,128
500,000	Steele Creek Clo 2018-2 Ltd.(a),(c)	3 Month LIBOR + 3.400%	3.589	08/18/31	502,374
464,347	Structured Adjustable Rate Mortgage Loan Trust(b)		2.998	07/25/35	354,557
11,754	Structured Adjustable Rate Mortgage Loan Trust(a)	1 Month LIBOR + 0.380%	0.498	09/25/36	10,876
527,273	Structured Asset Investment Loan Trust 2003-BC9(a)	1 Month LIBOR + 3.150%	3.268	08/25/33	545,312
62,480	Structured Asset Sec Corp Mort Passthr Certs Ser(b)		2.711	01/25/34	63,626
27,731	Structured Asset Securities Corporation(a)	1 Month LIBOR + 0.780%	0.903	12/25/33	25,288
19,408	Structured Asset Securities Corporation(d)		5.144	02/25/34	19,796
108,533	Structured Asset Securities Corporation(a),(c)	1 Month LIBOR + 0.350%	0.468	04/25/35	97,130
853,333	Textainer Marine Containers VII Ltd., Series 2019-1A, Class A(c)		3.960	04/20/44	858,034

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal
Amount ($)		Variable Rate	Interest Rate %	Maturity	Value
	ASSET BACKED SECURITIES — 62.4% (Continued)
5,396,000	Trapeza Cdo Xii Ltd.(a),(c)	3 Month LIBOR + 0.460%	0.697	04/06/42	$4,154,920
3,000,000	Trapeza Cdo Xiii Ltd.(a),(c)	3 Month LIBOR + 0.430%	0.621	11/09/42	2,340,000
474,285	TRIP Rail Master Funding, LLC, Series 2011-1A, Class A2(c)		6.024	07/15/41	480,900
3,000,000	Tropic CDO IV Ltd.(a),(c)	3 Month LIBOR + 1.000%	1.241	04/15/35	2,385,000
445,000	UBS-Barclays Commercial Mortgage Trust 2012-C2, Series 2012-C2, D(b),(c)		4.889	05/10/63	253,459
171,000	UBS-Barclays Commercial Mortgage Trust 2012-C4(b),(c)		4.469	12/10/45	117,950
2,144,000	Velocity Commercial Capital Loan Trust 2016-2(b),(c)		8.237	10/25/46	2,242,822
593,000	Verus Securitization Trust 2020-INV1(b),(c)		5.500	04/25/60	643,832
538,000	Vista Point Securitization Trust 2020-1(b),(c)		4.151	03/25/65	565,831
2,585,761	Wachovia Bank Commercial Mortgage Trust Series(b),(c)		0.618	07/15/41	5,931
73,393	WaMu Mortgage Pass-Through Certificates Series(b)		2.564	01/25/33	74,890
53,421	WaMu Mortgage Pass-Through Certificates Series		5.500	06/25/33	55,174
98,110	WaMu Mortgage Pass-Through Certificates Series		5.500	06/25/33	99,700
608,185	WaMu Mortgage Pass-Through Certificates Series(b)		5.633	06/25/33	628,226
32,428	WaMu Mortgage Pass-Through Certificates Series, Series 2002-AR2-A(a)	COF 11 + 1.250%	1.710	02/27/34	33,179
79,078	WaMu Mortgage Pass-Through Certificates Series(b)		2.885	03/25/36	79,375
68,655	WaMu Mortgage Pass-Through Certificates Series(a)	1 Month LIBOR + 0.640%	0.758	01/25/45	68,314
182,521	WaMu Mortgage Pass-Through Certificates Series(b)		3.116	08/25/46	132,869
65,790	WaMu Mortgage Pass-Through Certificates Series(a)	COF 11 + 1.500%	1.960	09/02/46	68,265
107,682	Washington Mutual MSC Mortgage Pass-Through		5.750	02/25/33	109,761
107,886	Washington Mutual MSC Mortgage Pass-Through		7.500	04/25/33	111,532
16,866	Washington Mutual MSC Mortgage Pass-Through(b),(c)		2.872	01/25/35	14,645
100,000	WFRBS Commercial Mortgage Trust 2011-C3(c)		4.740	03/15/44	99,994
260,000	WFRBS Commercial Mortgage Trust 2011-C5(b),(c)		5.656	11/15/44	264,583
1,096,200	WFRBS Commercial Mortgage Trust 2012-C7(b)		4.804	06/15/45	866,942
100,000	WFRBS Commercial Mortgage Trust 2014-C24(b)		4.204	11/15/47	100,668
1,365,000	Z Capital Credit Partners CLO 2015-1 Ltd.(a),(c)	3 Month LIBOR + 1.450%	1.673	07/16/27	1,358,549
1,000,000	Z Capital Credit Partners CLO 2018-1 Ltd.(a),(c)	3 Month LIBOR + 2.450%	2.673	01/16/31	1,001,070
1,000,000	Z Capital Credit Partners CLO 2019-1 Ltd.(a),(c)	3 Month LIBOR + 5.250%	5.473	07/15/31	1,007,010
800,000	Z Capital Credit Partners CLO 2019-1 Ltd.(a),(c)	3 Month LIBOR + 4.000%	4.223	07/16/31	803,189
1,000,000	Zais Clo 11 Ltd.(a),(c)	3 Month LIBOR + 2.900%	3.124	01/20/32	961,771
500,000	Zais Clo 13 Ltd.(a),(c)	3 Month LIBOR + 4.520%	4.761	07/15/32	500,705

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal
Amount ($)		Variable Rate	Interest Rate %	Maturity	Value
	ASSET BACKED SECURITIES — 62.4% (Continued)
2,000,000	Zais CLO 2 Ltd(a),(c)	3 Month LIBOR + 3.650%	3.868	07/25/26	$2,010,200
	TOTAL ASSET BACKED SECURITIES (Cost $133,269,858)				138,651,412

	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
	CMBS — 1.7%
847,054	Freddie Mac Multifamily Structured Pass Through(b)		2.247	05/25/47	135,384
2,608,299	FREMF 2015-KF12 Mortgage Trust(a),(c)	1 Month LIBOR + 7.100%	7.220	09/25/22	2,430,849
192,786	FREMF 2018-KF46(a),(c)	1 Month LIBOR + 1.950%	2.069	03/25/28	190,665
188,418	Government National Mortgage Association(b)		0.889	04/16/53	3,764
1,000,000	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, M10(a),(c)	1 Month LIBOR + 3.250%	3.368	10/15/49	1,013,899
					3,774,561
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
32,598	Freddie Mac Structured Pass-Through Certificates(a)	12 MTA + 1.200%	1.578	10/25/44	32,933
213,976	JP Morgan Tax-Exempt Pass-Through Trust Series(b),(c)		3.000	10/27/42	207,900
					240,833
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,658,109)				4,015,394

	CORPORATE BONDS — 20.3%
	ASSET MANAGEMENT — 0.1%
70,000	Morgan Stanley & Company, LLC(a)	(5*(USISDA30*USISDA02))	1.125	01/21/26	70,000
195,000	Nomura America Finance, LLC(b)		4.888	12/31/33	193,050
65,000	Nomura America Finance, LLC(a)	(4*(USISDA30-USISDA02))	4.120	02/28/34	58,624
					321,674
	BANKING — 7.1%
190,000	Bank of Nova Scotia (The)(a)	(4*(USISDA30-USISDA02))	1.796	06/27/33	161,500
100,000	Bank of Nova Scotia (The)(b)		5.020	08/28/34	89,500
75,000	Barclays Bank plc(e)		—	01/23/26	74,059
525,000	Barclays Bank plc(b)		5.049	09/13/28	519,750
58,000	Barclays Bank plc(b)		3.580	04/25/34	51,765
177,000	BNP Paribas S.A.(a)	4*(CMS30-CMS5)	3.244	04/30/33	175,673
100,000	BofA Finance, LLC(e)		—	06/28/24	92,250
430,000	Citigroup, Inc.(b)		2.828	06/11/33	378,400
1,037,000	Citigroup, Inc.(b)		5.535	11/26/33	1,029,222
55,000	Citigroup, Inc.(b)		10.000	08/31/35	52,800

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal
Amount ($)		Variable Rate	Interest Rate %	Maturity	Value
	CORPORATE BONDS — 20.3% (Continued)
	BANKING — 7.1% (Continued)
49,000	Credit Agricole Corporate & Investment Bank S.A.(a)	10*(CMS30-CMS2)	4.290	09/29/32	$45,160
3,665,000	Credit Suisse A.G.(a)	(8*(USISDA30-USISDA02))	10.116	02/27/30	3,664,999
300,000	Credit Suisse A.G.(b)		1.710	09/30/30	297,000
380,000	Credit Suisse A.G.(b)		10.188	04/29/31	402,325
120,000	Deutsche Bank A.G.(b)		1.940	01/31/33	99,750
1,163,000	Deutsche Bank A.G.(a)	(4*(USISDA30-USISDA02))	2.120	08/28/34	997,273
3,232,000	Deutsche Bank A.G.(b)		4.986	10/31/34	3,130,999
961,000	Deutsche Bank A.G.(b)		5.992	11/26/34	916,554
633,000	Deutsche Bank A.G.(b)		3.660	03/27/35	569,700
75,000	Deutsche Bank A.G.(b)		3.900	12/23/35	67,500
964,000	International Bank for Reconstruction & Development(b)		1.932	06/30/34	915,800
200,000	Lloyds Bank plc(b)		2.301	01/31/33	170,500
136,000	Lloyds Bank plc(b)		4.580	10/25/33	130,900
655,000	Lloyds Bank plc(b)		5.620	11/27/33	612,587
328,000	Natixis US Medium-Term Note Program, LLC(a)	(7.5*(USISDA30-USISDA05))	5.888	07/31/34	322,260
194,000	Natixis US Medium-Term Note Program, LLC(b)		10.000	03/31/36	187,938
212,000	NatWest Markets plc(b)		1.916	04/04/25	210,940
125,000	NatWest Markets plc(b)		5.712	08/18/31	123,125
185,000	SG Structured Products, Inc.(e)		—	07/29/31	179,913
50,000	Societe Generale S.A.(b)		6.030	10/29/32	49,250
33,000	Societe Generale S.A.(b)		12.500	01/31/35	32,010
					14,835,602
	INSTITUTIONAL FINANCIAL SERVICES — 9.7%
160,000	Citigroup Global Markets Holdings, Inc.(a)	(50*(USISDA30-USISDA02))	10.000	12/26/28	158,800
41,000	Citigroup Global Markets Holdings, Inc.(b)		2.104	04/25/32	39,068
225,000	Citigroup Global Markets Holdings, Inc.		8.000	07/01/32	223,031
50,000	Citigroup Global Markets Holdings, Inc.(b),(f)		10.000	07/29/32	49,500
35,000	Citigroup Global Markets Holdings, Inc.(b),(f)		1.648	11/22/32	33,600
30,000	Citigroup Global Markets Holdings, Inc.(b),(f)		10.000	01/31/34	29,400
150,000	Citigroup Global Markets Holdings, Inc.		10.000	03/29/34	145,500
800,000	Citigroup Global Markets Holdings, Inc.(b)		7.500	07/31/34	778,000
615,000	Citigroup Global Markets Holdings, Inc.(a)	(50*(USISDA30-USISDA02))	11.500	11/21/38	610,388
365,000	Goldman Sachs Group, Inc. (The)(b)		4.695	03/19/29	362,263

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal
Amount ($)		Variable Rate	Interest Rate %	Maturity	Value
	CORPORATE BONDS — 20.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 9.7% (Continued)
30,000	Jefferies Group, LLC / Jefferies Group Capital(b)		10.000	06/30/37	$31,800
229,000	Jefferies Group, LLC / Jefferies Group Capital(a)	(9*(USISDA10-USISDA02))	8.000	08/31/37	240,450
150,000	Jefferies Group, LLC / Jefferies Group Capital(b)		10.000	08/31/37	159,000
248,000	Jefferies Group, LLC / Jefferies Group Capital(b),(f)		8.000	09/30/37	255,440
110,000	Jefferies Group, LLC / Jefferies Group Capital(b)		9.000	01/31/38	114,400
762,000	Jefferies Group, LLC / Jefferies Group Capital(a)	(7.5*(USISDA30-USISDA02))	6.000	02/28/38	632,460
280,000	Jefferies Group, LLC / Jefferies Group Capital(a)	3 Month LIBOR + 4.000%	5.000	03/20/40	282,210
115,000	Morgan Stanley(b),(f)		8.000	03/21/27	124,775
1,015,000	Morgan Stanley(b),(f)		3.896	09/27/28	1,015,000
3,129,000	Morgan Stanley(a)	(10*(USISDA30-USISDA02))	10.000	04/30/30	3,226,780
1,388,000	Morgan Stanley(a)	(10*(USISDA30-USISDA02))	10.000	05/29/30	1,414,025
363,000	Morgan Stanley(b),(f)		10.000	06/30/30	370,260
182,000	Morgan Stanley(a)	(8*(USISDA30-USISDA02))	10.000	07/31/30	184,958
290,000	Morgan Stanley(a)	(8.5*(USISDA30-USISDA02))	10.000	08/19/30	296,888
216,000	Morgan Stanley(a)	(8*(USISDA30-USISDA02))	10.000	08/31/30	219,510
285,000	Morgan Stanley(b),(f)		10.000	09/30/30	289,631
171,000	Morgan Stanley(a)	(7*(USISDA30-USISDA02))	6.790	10/30/30	127,380
151,000	Morgan Stanley(a)	(5*(USISDA30-USISDA02))	9.506	10/30/30	152,321
50,000	Morgan Stanley(b)		6.790	11/30/30	49,250
20,000	Morgan Stanley(b),(f)		8.000	03/31/31	21,400
89,000	Morgan Stanley(b),(f)		8.500	05/31/31	95,230
100,000	Morgan Stanley(b),(f)		9.000	06/30/31	109,250
114,000	Morgan Stanley(b),(f)		8.500	07/29/31	121,980
117,000	Morgan Stanley(b),(f)		8.148	01/30/34	112,320
290,000	Morgan Stanley(a)	(4*(USISDA30-USISDA02))	5.432	02/28/34	275,500
1,046,000	Morgan Stanley(a)	(5*(USISDA30-USISDA02))	6.165	06/30/34	989,778
220,000	Morgan Stanley(b),(f)		5.432	07/31/34	207,075
121,000	Morgan Stanley(b)		6.695	08/29/34	94,247
120,000	Morgan Stanley(b)		6.790	09/30/34	113,550
385,000	Morgan Stanley(b)		8.148	09/30/34	315,720
417,000	Morgan Stanley(b)		9.506	09/30/34	402,926
238,000	Morgan Stanley(a)	(5*(USISDA30-USISDA02))	6.710	10/08/34	225,208

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal
Amount ($)		Variable Rate	Interest Rate %	Maturity	Value
	CORPORATE BONDS — 20.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 9.7% (Continued)
233,000	Morgan Stanley(b),(f)		9.506	10/31/34	$226,010
1,761,000	Morgan Stanley(a)	(7*(USISDA30-USISDA02))	6.815	11/28/34	1,666,345
508,000	Morgan Stanley(a)	(5*(USISDA30-USISDA02))	6.111	12/31/34	478,790
675,000	Morgan Stanley(a)	(4.5*(USISDA30-USISDA02))	6.790	01/30/35	657,281
304,000	Morgan Stanley(a)	(8*(USISDA30-USISDA02))	10.000	01/30/35	296,020
778,000	Morgan Stanley(a)	(5*(USISDA30-USISDA02))	6.830	02/27/35	736,183
438,000	Morgan Stanley(a)	(6*(USISDA30-USISDA02))	8.148	03/31/35	417,195
532,000	Morgan Stanley(a)	(9*(USISDA30-USISDA02))	9.000	04/30/35	574,560
73,000	Morgan Stanley(b)		9.000	05/29/35	79,205
120,000	Morgan Stanley(b),(f)		9.000	06/30/35	129,600
268,000	Morgan Stanley(b),(f)		9.000	07/31/35	290,780
79,000	Morgan Stanley(b)		9.000	09/30/35	80,975
109,000	Morgan Stanley(b).(f)		9.000	11/30/35	118,265
134,000	Morgan Stanley(a)	(9*(USISDA30-USISDA02))	9.000	12/23/35	144,720
816,000	Morgan Stanley(a)	(10*(USISDA30-USISDA02))	10.000	02/29/36	816,000
					21,412,201
	INSURANCE — 0.2%
480,000	Assured Guaranty US Holdings, Inc.(a)	3 Month LIBOR + 2.380%	2.596	12/15/66	367,200

	SPECIALTY FINANCE — 3.2%
498,000	Morgan Stanley Finance, LLC(a)	(15*(USISDA30-USISDA02))	14.000	04/30/33	519,788
336,000	Morgan Stanley Finance, LLC(a)	(10*(USISDA30-USISDA02))	10.000	06/30/36	336,000
115,000	Morgan Stanley Finance, LLC(a)	(15*(USISDA30-USISDA02))	10.000	07/29/36	121,325
1,212,000	Morgan Stanley Finance, LLC(a)	(20*(USISDA30-USISDA02))	9.000	08/31/36	1,308,960
289,000	Morgan Stanley Finance, LLC(b),(f)		9.000	09/30/36	312,120
1,941,000	Morgan Stanley Finance, LLC(a)	(20*(USISDA30-USISDA02))	9.000	11/29/36	2,096,280
714,000	Morgan Stanley Finance, LLC(a)	(20*(USISDA30-USISDA02))	9.000	01/31/37	771,120
199,000	Morgan Stanley Finance, LLC(a)	(20*(USISDA30-USISDA02))	9.169	04/28/37	209,945
267,000	Morgan Stanley Finance, LLC(b)		8.000	07/31/37	285,690
158,000	Morgan Stanley Finance, LLC(b)		8.000	09/29/37	169,060

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal
Amount ($)		Variable Rate	Interest Rate %	Maturity	Value
	CORPORATE BONDS — 20.3% (Continued)
	SPECIALTY FINANCE — 3.2%— (Continued)
996,000	Morgan Stanley Finance, LLC(a)	10*(CMS30-CMS2)	10.189	09/29/37	$996,000
					7,126,288

	TOTAL CORPORATE BONDS (Cost $40,586,882)				44,978,765

	NON U.S. GOVERNMENT & AGENCIES — 0.1%
24,086	Argentine Republic Government International Bond		1.000	07/09/29	9,550
485,000	Argentine Republic Government International Bond(d)		0.125	07/09/35	155,928
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $292,833)				165,478

	U.S. GOVERNMENT & AGENCIES — 7.9%
	AGENCY MBS OTHER — 0.0%
39,826	Fannie Mae Pool		4.500	11/01/37	41,268

	U.S. TREASURY BILLS — 7.9%
4,000,000	United States Treasury Bill		0.037	05/20/21	3,999,667
7,000,000	United States Treasury Bill		0.030	05/27/21	6,999,492
3,000,000	United States Treasury Bill		0.045	08/26/21	2,999,333
1,000,000	United States Treasury Note		1.125	02/15/31	969,375
3,000,000	United States Treasury Note		1.625	11/15/50	2,626,406
					17,594,273

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $18,028,438)				17,635,541

Shares
	SHORT-TERM INVESTMENTS — 8.2%
	MONEY MARKET FUNDS - 8.2%
18,155,068	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $18,155,068)(h)				18,155,068

	TOTAL INVESTMENTS - 100.7% (Cost $213,991,188)				$223,601,658
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%				(1,641,415)
	NET ASSETS - 100.0%				$221,960,242

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

CMS2	2 Year Constant Maturity Swap Rate

CMS5	5 Year Constant Maturity Swap Rate

CMS30	30 Year Constant Maturity Swap Rate

COF11	11th District Cost of Funds

LIBOR	London Interbank Offered Rate

Prime rate	Prime Lending Rate

TA	Treasury Average Index

USISDA02	2 Year Swap

USISDA05	5 Year Swap

USISDA10	10 Year Swap

USISDA30	30 Year Swap

(a)	Variable rate security; the rate shown represents the rate at February 28, 2021.

(b)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate at February 28, 2021.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2021 the total market value of 144A securities is 92,113,674 or 41.5%

(d)	Step-Up Bond; the interest rate shown is the rate in effect as of February 28, 2021.

(e)	Zero coupon rate.

(f)	The interest adjusts if the long term interest rates are lower than short term interest rates as measured by a pair of interest indexes or if the underlying equity index falls below the index reference level.

(g)	The security is illiquid; total illiquid securities represent 1.2% of net assets.

(h)	Rate disclosed is the seven day effective yield as of February 28, 2021.

JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

OPEN CREDIT DEFAULT SWAP AGREEMENT - (0.1)%

			Fixed Deal	Notional Value at		Amortized Upfront	Unrealized
Reference Entity	Counterparty	Termination Date	(Pay) Rate	February 28, 2021	Fair Value	Payments Paid	Depreciation
Morgan Stanley, 3.75%, 02/25/2023	Goldman Sachs	6/20/2025	1.00%	$20,000,000	$(427,980)	$(338,664)	$(128,205)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA FUNDS
February 28, 2021

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Debt securities may be valued at prices supplied by the Portfolios’ pricing services based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2021, for the Portfolio’s assets and liabilities measured at fair value:

James Alpha EHS Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,933,574	$—	$—	$3,933,574
Exchange Traded Note	7,117	—	—	7,117
Open Ended Funds	266,977	—	—	266,977
Short Term Investment	281,410	—	—	281,410
Total Assets	$4,489,078	$—	$—	$4,489,078
Asset Derivatives
Forward Currency Contracts	$—	$181	$—	$181
Total Return Swap	—	10	—	10
Total Assets Derivatives	$—	$191	$—	$191
Liability Derivatives
Forward Currency Contracts	$—	$(196)	$—	$(196)
Total Return Swap	—	(1,419)	—	(1,419)
Total Liability Derivatives	$—	$(1,615)	$—	$(1,615)

James Alpha Event Driven Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,141,637	$—	$—	$2,141,637
Open Ended Funds	1,531,521	—	—	1,531,521
Total Assets	$3,673,158	$—	$—	$3,673,158
Asset Derivatives
Forward Currency Contracts	$—	$1,140	$—	$1,140
Total Return Swaps	—	1	—	1
Total Assets Derivatives	$—	$1,141	$—	$1,141
Liability Derivatives
Forward Currency Contracts	$—	$(1,364)	$—	$(1,364)
Total Return Swaps	—	(29,358)	—	(29,358)
Total Liability Derivatives	$—	$(30,722)	$—	$(30,722)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
February 28, 2021

James Alpha Family Office Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,098,539	$—	$—	$4,098,539
Exchange Traded Note	89,924	—	—	89,924
Open Ended Funds	275,573	—	—	275,573
Short Term Investment	15,660	—	—	15,660
Total Assets	$4,479,696	$—	$—	$4,479,696

James Alpha Relative Value Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,376,205	$—	$—	$3,376,205
Open Ended Funds	2,845,636	—	—	2,845,636
Short Term Investment	23,353	—	—	23,353
Total Assets	$6,245,194	$—	$—	$6,245,194
Asset Derivatives
Total Return Swaps	—	16	—	16
Total Assets Derivatives	$—	$16	$—	$16
Liability Derivatives
Forward Currency Contracts	$—	$(613)	$—	$(613)
Total Return Swaps	—	(38,313)	—	$(38,313)
Total Liability Derivatives	$—	$(38,926)	$—	$(38,926)

James Alpha Total Hedge Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,169,190	$—	$—	$9,169,190
Exchange Traded Notes	9,972	—	—	9,972
Open Ended Funds	1,785,968	—	—	1,785,968
Short Term Investment	167,654	—	—	167,654
Total Assets	$11,132,784	$—	$—	$11,132,784
Asset Derivatives
Forward Currency Contracts	$—	$473	$—	$473
Total Return Swap	—	133,498	—	133,498
Total Assets Derivatives	$—	$133,971	$—	$133,971
Liability Derivatives
Forward Currency Contracts	$—	$(779)	$—	$(779)
Total Return Swap	—	(4,808)	—	(4,808)
Total Liability Derivatives	$—	$(5,587)	$—	$(5,587)

James Alpha Structured Credit Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$138,651,412	$—	$138,651,412
Collateralized Mortgage Obligations	—	4,015,394	—	4,015,394
Corporate Bonds	—	44,978,765	—	44,978,765
Non U.S. Government & Agencies	—	165,477	—	165,477
U.S. Government & Agencies		17,635,541		17,635,541
Short Term Investment	18,155,068	—	—	18,155,068
Total Assets	$18,155,068	$205,446,589	$—	$223,601,657
Liability Derivatives
Credit Default Swap	$—	$(128,205)	$—	$(128,205)
Total Asset Derivatives	$—	$(128,205)	$—	$(128,205)

There were no level 3 securities held during the period.

*	Refer to the Schedule of Investments for industry classification.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
February 28, 2021

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risk.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at February 28, 2021, were as follows:

		Gross	Gross	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation/(Depreciation)
James Alpha EHS	4,051,341	641,599	(205,286)	436,313
James Alpha Event Driven	5,297,343	104,961	(169,921)	(64,960)
James Alpha Family Office	3,957,553	541,706	(20,563)	521,143
James Alpha Relative Value	6,106,308	276,546	(176,570)	99,976
James Alpha Total Hedge	10,552,864	952,077	(243,773)	708,304
James Alpha Structured Credit	213,991,188	10,885,227	(1,402,962)	9,482,265

Underlying Investment in Other Investment Companies – The James Alpha Relative Value Portfolio currently invests a portion of its assets in James Alpha Structured Credit Value Portfolio. The Fund may redeem its investment from James Alpha Structured Credit Value Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the James Alpha Structured Credit Value Portfolio. The financial statements of the James Alpha Structured Credit Value Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of February 28, 2021 the percentage of the Fund’s net assets invested in the James Alpha Structured Credit Value Portfolio was 31.86%.

The following is a summary of the unrealized appreciation/(depreciation) of derivative instruments utilized by certain of Portfolios as of February 28, 2021, categorized by risk exposure:

Fund	Derivatives	Risk Type	Unrealized Appreciation/ (Depreciation)
James Alpha EHS	Forward Contracts	Foreign Exchange	(15)
	Open return Swaps	Credit	(1,049)
James Alpha Event Driven	Forward Contracts	Foreign Exchange	(224)
	Open return Swaps	Credit	(29,357)
	Open return Swaps	Equity	—
James Alpha Relative Value	Forward Contracts	Foreign Exchange	(613)
	Open return Swaps	Credit	(38,297)
	Open return Swaps	Equity	—
James Alpha Total Hedge	Total Return Swaps	Equity	128,690
	Forward Contracts	Foreign Exchange	(306)
James Alpha Structured Credit	Credit Default Swap	Interest	(128,205)

The amounts of derivative instruments disclosed, on the Portfolio of Investments at February 28, 2021, is a reflection of the volume of derivative activity for each Fund. Affiliated Investments — Companies which are affiliates of the Portfolios at February 28, 2021, are noted in the Portfolio’s Schedule of Investments

							Change in
		Value at			Realized	Dividend	Unrealized	Value at
Portfolio	Affiliated Holding	11/30/20	Purchases	Sales	Gain/(Loss)	Income	Gain/(Loss)	2/28/21
James Alpha EHS	James Alpha Structured Credit Value Portfolio	$246,833	$—	$—	$—	$9,045	$(1,322)	$245,511
James Alpha Event Driven	James Alpha Structured Credit Value Portfolio	521,593	—	(150,000)	8,448	18,963	(11,422)	368,619
James Alpha Relative Value	James Alpha Structured Credit Value Portfolio	2,260,551	—	—	—	82,833	(12,110)	2,248,441
James Alpha Total Hedge	James Alpha Structured Credit Value Portfolio	949,115	—	(150,000)	12,780	34,330	(17,730)	794,165